                                                      1933 Act File No. 33-43472
                                                      1940 Act File No. 811-6447

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X

         Pre-Effective Amendment No.         .....................

         Post-Effective Amendment No.   38   ....................         X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X

      Amendment No. 38    ....................................            X

                     FEDERATED FIXED INCOME SECURITIES, INC.
                    (formerly, Fixed Income Securities, Inc.)
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b).
X        on January 28, 2005 pursuant to paragraph (b).
         60 days after filing pursuant to paragraph (a) (i).
         On            pursuant to paragraph (a) (i).
         75 days after filing pursuant to paragraph (a)(ii).
         on_______pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                                              Copies To:
Matthew G. Mahoney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037

Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Limited Term Municipal Fund

A Portfolio of Federated Fixed Income Securities, Inc.

PROSPECTUS

January 31, 2005

CLASS A SHARES
CLASS F SHARES

A mutual fund seeking to provide a high level of current income which is exempt from federal regular income tax consistent with preservation of principal by investing primarily in a portfolio of investment-grade tax-exempt securities with a dollar-weighted average duration of four years or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	5
What are the Fund’s Investment Strategies?	6
What are the Principal Securities in Which the Fund Invests?	8
What are the Specific Risks of Investing in the Fund?	13
What Do Shares Cost?	15
How is the Fund Sold?	22
How to Purchase Shares	23
How to Redeem and Exchange Shares	25
Account and Share Information	27
Who Manages the Fund?	30
Legal Proceedings	31
Financial Information	32

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund’s investment objective is to provide a high level of current income which is exempt from federal regular income tax consistent with the preservation of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund’s portfolio securities are primarily investment grade and its dollar weighted average duration is four years or less. The Fund may invest in derivative contracts to implement its investment strategies as more fully described herein.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Liquidity Risks. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Tax Risks. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such and investment magnify the Fund’s risk of loss and potential for gain.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Call Risks. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
  Risks of Investing in Derivative Contracts. Changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts may involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 3.11% (quarter ended March 31, 1995). Its lowest quarterly return was (2.52)% (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund’s Class A and Class F Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-Year Municipal Bond Index (LB1MB) and the Lehman Brothers 3-Year Municipal Bond Index (LB3MB), each a broad based market index. The LB1MB is an index of municipal bonds issued after December 31, 1990 with a maturity range of 1-2 years, a minimum credit rating of at least Baa, and an outstanding par value of at least $5 million, which have been issued as part of a deal worth at least $50 million and which must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the LB1MB. The LB3MB is an index of municipal bonds issued after December 31, 1990 with a maturity range of 2-4 years, a minimum credit rating of at least Baa, and an outstanding par value of at least $5 million, which have been issued as part of a deal worth at least $50 million. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the LB3MB. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. Indexes are unmanaged and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2004)

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	1 Year	5 Years	10 Years

Class A Shares:

Return Before Taxes	(0.02)%	3.18%	3.80%

Return After Taxes on Distributions[1]	(0.02)%	3.18%	3.80%

Return After Taxes on Distributions and Sale of Fund Shares[1]	0.75%	3.15%	3.77%

Class F Shares:

Return Before Taxes	0.25%	3.66%	4.16%

LB1MB	1.06%	3.53%	4.07%

LB3MB	1.78%	4.78%	4.97%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After tax returns for Class F Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund’s Fees and Expenses?

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FEDERATED LIMITED TERM MUNICIPAL FUND

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FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Class A Shares and Class F Shares of the Fund.

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Shareholder Fees	Class A	Class F
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%	0.40%
Distribution (12b-1) Fee[3]	0.25%	0.15%
Shareholder Services Fee	0.25%	0.25%
Other Expenses[4]	0.23%	0.23%
Total Annual Fund Operating Expenses	1.13%	1.03%

1 The percentages shown are based on expenses for the entire fiscal year ended November 30, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, distributor, administrator and transfer agent waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2004.

Total Waivers of Fund Expenses	0.15%	0.30%
Total Actual Annual Fund Operating Expenses (after waivers)	0.98%	0.73%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.26% for the fiscal year ended November 30, 2004.

3 The distributor voluntarily waived the distribution (12b-1) fee for Class F Shares. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class F Shares (after voluntary waiver) was 0.00% for the fiscal year ended November 30, 2004.

4 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.22% for the fiscal year ended November 30, 2004.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund’s Class A and Class F Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Class A and Class F Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A and Class F Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years

Class A:

Expenses assuming redemption	$214	$456	$716	$1,461

Expenses assuming no redemption	$214	$456	$716	$1,461

Class F:

Expenses assuming redemption	$205	$428	$569	$1,259

Expenses assuming no redemption	$105	$328	$569	$1,259

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What are the Fund’s Investment Strategies?

The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to AMT. The Fund’s portfolio securities are primarily investment grade and its dollar weighted average duration is four years or less. The Fund’s investment adviser (Adviser) actively manages the Fund’s portfolio, emphasizing credit quality while seeking to manage the Fund’s interest rate risk and to provide high levels of income.

The Adviser performs a fundamental credit analysis on tax-exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor;
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser manages the Fund’s interest rate risk by adjusting the duration of its portfolio. Duration measures the sensitivity of a security’s price to changes in interest rates. The greater a portfolio’s duration, the greater the change in the portfolio’s value in response to a change in market interest rates. The Adviser will increase or reduce the Fund’s portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve’s monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser attempts to provide high levels of income, subject to the Fund’s quality and duration constraints, through the following management techniques. The Adviser will engage in a relative value analysis; that is, the Adviser will assess the cost of a tax-exempt security compared with other tax-exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax-exempt market that offer the highest return. The Adviser uses hedging transactions for purposes of duration management. Finally, the Adviser will invest a portion of the portfolio in tax-exempt securities subject to the AMT, which may offer higher returns.

The Fund may enter into derivatives contracts as hedging transactions, as more fully described herein. The Fund also may use derivative contracts to implement its overall investment strategies in a more cost effective or efficient manner. For example, the Fund may purchase derivatives contracts rather than individual securities in order to gain exposure to the municipal bond sector.

Because the Fund refers to municipal investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in obligations, the interest from which is exempt from federal regular income tax. This policy may not be changed without shareholder approval.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund’s portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund’s ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors. This may also cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed-income securities that pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Municipal Mortgage-Backed Securities

Municipal mortgage-backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage-backed securities generally have fixed interest rates.

PACS

PACs (planned amortization classes) are a sophisticated form of municipal mortgage-backed security issued with a company class. PACs receive principal payments and prepayments at a specified rate. In addition, PACs will receive the companion classes’ share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs to control prepayment risks by increasing the risks to their companion classes.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company’s loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument derivative contracts may increase or decrease the Fund’s exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the following types of futures contracts: interest rate and index financial futures contracts.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts, forward contracts and swaps.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include: interest rate swaps, cap and floors and total return swaps.

Credit Enhancement

The Fund may invest in tax-exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund’s obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investment Ratings for Investment-Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor’s, a NRSRO, assigns ratings to investment-grade securities (AAA, AA, A, and BBB) based on its assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed-income securities that have not received any credit ratings or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time.

Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

SECTOR RISKS

A substantial part of the Fund’s portfolio may be comprised of securities credit enhanced by insurance companies, banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

TAX RISKS

In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall.

PREPAYMENT RISKS

Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on municipal mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage-backed securities.

For example, when interest rates decline, the values of municipal mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage-backed securities.

Conversely, when interest rates rise, the values of municipal mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of municipal mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

RISKS OF INVESTING IN DERIVATIVES CONTRACTS

The Fund’s use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund’s current NAV and public offering price may be found in the mutual funds section of certain local newspapers under “Federated.”

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The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

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Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

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Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund’s Board. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charges

Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]

Class A Shares	$1,500/$100	1.00%	0.00%

Class F Shares	$1,500/$100	None	1.00%

1 The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See “Sales Charge When You Purchase.”

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3 See “Sales Charge When You Redeem.”

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As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses (“expense ratios”), as well as the compensation payable to investment professionals, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your investment professional.

Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to eliminate the front-end sales charges imposed on purchases of the Fund’s Class A Shares. The Fund’s Class A Shares have a breakpoint, which means that the front-end sales charges are eliminated if the amount invested is large enough. (The break point schedule is set out below under “Sales Charge When You Purchase.”) On the other hand, the Fund’s Class F Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of the Fund’s Class F Shares vary and decrease as the amount invested increases and with the passage of time as shown in the schedule set out below under “Sales Charge When You Redeem.”

You should also consider the expense ratio differences between Class A Shares and Class F Shares.

SALES CHARGE WHEN YOU PURCHASE

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Class A Shares:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

Less than $1 million	1.00%	1.01%

$1 million or greater[1]	0.00%	0.00%

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1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

Your investment may qualify for an elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your investment professional must notify the Fund’s Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

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In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint (“Qualifying Accounts”). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through an investment professional or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs) or social security numbers (SSNs) or (effective March 1, 2005) broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through “Section 529” college savings plans or those accounts which cannot be linked using TINs or SSNs or BINs, are not Qualifying Accounts.

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In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through an investment professional, you may be asked to provide additional information and records as required by the investment professional. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated’s website free of charge, Federated does not disclose this information separately on the website.

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Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares only, may be eliminated by:

Larger Purchases

  purchasing Class A Shares in greater quantities to reduce the applicable sales charge;

Concurrent and Accumulated Purchases (Effective through February 28, 2005)

  combining concurrent purchases of and/or current investments in Class A Shares of any Federated Fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Class A Share purchase will be calculated by multiplying the maximum public offering price times the number of Shares of the same class of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase;

Concurrent and Accumulated Purchases (Effective March 1, 2005)

  combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or

Letter of Intent

  signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months (call your investment professional or the Fund for more information). The Fund’s custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

ELIMINATING THE SALES CHARGE

Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

  through a financial intermediary that did not receive a dealer reallowance on the purchase;
  with reinvested dividends or capital gains;
  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
  as a Federated Life Member (Federated shareholders who originally were issued shares through the “Liberty Account,” which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);
  as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any investment professional that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or
  pursuant to the exchange privilege.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

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Class A Shares:

If you make a purchase of Class A Shares in the amount of $1 million or more and your investment professional received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

Class F Shares:

Purchase Amount	Shares Held	CDSC

Under $2 million	4 years or less	1.00%

$2 million but less than $5 million	2 years or less	0.50%

$5 million or greater	1 year or less	0.25%

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If your investment qualifies for a reduction or elimination of the CDSC, you or your investment professional must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70½;
  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
  purchased by Directors and employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of an investment professional that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
  purchased through an investment professional that did not receive an advance commission on the purchase;
  purchased with reinvested dividends or capital gains;
  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;
  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange); and

Class F Shares only:

  representing a total or partial distribution from a qualified plan, which does not include account transfers, rollovers, or redemptions for the purpose of reinvestment. For these purposes, qualified plan does not include an Individual Retirement Account, Keogh Plan or custodial account following retirement.

How is the Fund Sold?

The Fund offers two Share classes: Class A Shares and Class F Shares, each representing interests in a single portfolio of securities.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund’s Class A and Class F Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections “By Wire” or “By Check.”

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information--Frequent Trading Policies.”

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

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The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund’s fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for strategies to succeed. The Fund monitors trading in Fund Shares in an effort to identify potential disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or Adviser may determine from the amount, frequency or pattern of purchases and redemptions that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

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The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, particularly where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at www.federatedinvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings, recent purchase and sale transactions, percentage breakdowns of the portfolio by credit quality and certain other portfolio profile characteristics.

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To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the “Products” section of the website portfolio information as of the end of the Fund’s fiscal quarters. The Fund’s annual and semi-annual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board of Directors (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.

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THE FUND’S PORTFOLIO MANAGERS ARE:

Mary Jo Ochson

Mary Jo Ochson has been the Fund’s Portfolio Manager since the Fund’s inception. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Jeff A. Kozemchak

Jeff A. Kozemchak has been the Fund’s Portfolio Manager since 1997. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (“Funds”) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website at www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts.

The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

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Financial Highlights–Class A Shares

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(For a Share Outstanding Throughout Each Period)

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Year Ended November 30	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$9.90	$9.83	$9.74	$9.56	$9.60

Income From Investment Operations:

Net investment income	0.21	0.21	0.26 [1]	0.34	0.39

Net realized and unrealized gain (loss) on investments and futures contracts	(0.13)	0.08	0.09 [1]	0.18	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.08	0.29	0.35	0.52	0.35

Less Distributions:

Distributions from net investment income	(0.21)	(0.22)	(0.26)	(0.34)	(0.39)

Net Asset Value, End of Period	$9.77	$9.90	$9.83	$9.74	$9.56

Total Return[2]	0.86%	2.92%	3.59%	5.53%	3.75%

Ratios to Average Net Assets:

Expenses	0.98%	0.98%	0.98%	0.98%	0.95%

Net investment income	2.16%	2.16%	2.58%[1]	3.42%	4.12%

Expense waiver/reimbursement[3]	0.15%	0.11%	0.16%	0.28%	0.40%

Supplemental Data:

Net assets, end of period (000 omitted)	$153,283	$235,512	$225,572	$148,914	$54,995

Portfolio turnover	24%	26%	39%	39%	6%

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1 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the year ended November 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated November 30, 2004, which can be obtained free of charge.

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Financial Highlights–Class F Shares

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(For a Share Outstanding Throughout Each Period)

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Year Ended November 30	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period:	$9.90	$9.83	$9.74	$9.56	$9.60

Income From Investment Operations:

Net investment income	0.24	0.24	0.28 [1]	0.37	0.42

Net realized and unrealized gain (loss) on investments and futures contracts	(0.13)	0.07	0.09 [1]	0.18	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.11	0.31	0.37	0.55	0.38

Less Distributions:

Distributions from net investment income	(0.24)	(0.24)	(0.28)	(0.37)	(0.42)

Net Asset Value, End of Period	$9.77	$9.90	$9.83	$9.74	$9.56

Total Return[2]	1.11%	3.18%	3.85%	5.80%	4.01%

Ratios to Average Net Assets:

Expenses	0.73%	0.73%	0.73%	0.73%	0.70%

Net investment income	2.41%	2.41%	2.85%[1]	3.72%	4.37%

Expense waiver/reimbursement[3]	0.30%	0.26%	0.31%	0.43%	0.55%

Supplemental Data:

Net assets, end of period (000 omitted)	$24,385	$25,261	$17,416	$18,955	$15,164

Portfolio turnover	24%	26%	39%	39%	6%

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1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the year ended November 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated November 30, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated January 31, 2005 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at www.federatedinvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

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Federated Investors
World-Class Investment Manager

Federated Limited Term Municipal Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6447

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Cusip 31417P304
Cusip 31417P403

28114 (1/05)

                                                        28

FEDERATED LIMITED TERM MUNICIPAL FUND
A Portfolio of Federated Fixed Income Securities, Inc.

Statement of additional Information

January 31 2005

Class a shares
class f shares

     This Statement of Additional  Information  (SAI) is not a prospectus.  Read this SAI in conjunction with the prospectus for Federated Limited Term Municipal
Fund (Fund), dated January 31, 2005.

     This SAI  incorporates  by reference the Fund's Annual  Report.  Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

HOW IS THE FUND ORGANIZED?

     The Fund is a diversified  portfolio of Federated Fixed Income  Securities,
Inc.  (Corporation).  The  Corporation  is an  open-end,  management  investment company that was established  under the laws of the State of Maryland on October
15, 1991.  The  Corporation  may offer  separate  series of shares  representing interests in separate  portfolios of  securities.  On June 1, 1994, the Board of
Directors (the "Board") approved the  reclassification  of the Fund's Investment
Shares as Class A Shares and Fortress Shares as Class F Shares.  The Corporation
changed its name from Fixed Income  Securities,  Inc. to Federated  Fixed Income
Securities, Inc. on February 1, 2000.

     The Board has established two classes of shares of the Fund, known as Class
A Shares  and Class F Shares  (Shares).  This SAI  relates  to both  classes  of
Shares. The Fund's investment adviser is Federated Investment Management Company
(Adviser).

SECURITIES IN WHICH THE FUND INVESTS

     The  principal  securities  in which the Fund invests are  discussed in the
Fund's prospectus. In pursuing its investment strategy, the Fund also may invest in the  following  securities  for any  purpose  that  is  consistent  with  its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed-Income Securities

     Fixed-income  securities  pay  interest,  dividends or  distributions  at a specified rate. The rate may be a fixed  percentage of the principal or adjusted periodically.  In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities  provide more regular  income than equity  securities.  However,  the returns on fixed-income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed-income securities as compared to equity securities.

     A security's  yield  measures the annual  income  earned on a security as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

     The following describes the types of fixed-income  securities,  in addition to those listed in the prospectus, in which the Fund invests.

INVERSE FLOATERS

     An inverse  floater has a floating or variable  interest rate that moves in the opposite  direction of market interest rates.  When market interest rates go up,  the  interest  rate paid on the  inverse  floater  goes down;  when  market interest rates go down,  the interest rate paid on the inverse  floater goes up.
Inverse floaters  generally respond more rapidly to market interest rate changes than fixed rate tax-exempt securities.  Inverse floaters are subject to interest rate risks, leverage risks and credit risks.

MUNICIPAL LEASES

     Municipalities may enter into leases for equipment or facilities.  In order to comply with state public financing laws,  these leases are typically  subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends,  the lessor can resell the  equipment or facility but may lose money on the sale.

  The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

ZERO COUPON SECURITIES
Zero coupon  securities do not pay interest or principal until  final maturity  unlike debt securities that provide periodic  payments of interest  (referred to as a coupon payment).  Investors buy zero coupon securities at a price below the amount  payable at maturity.  The  difference  between the purchase price and the amount paid at maturity represents  interest on the zero coupon  security.  Investors  must wait until  maturity  to receive  interest  and principal, which increases the interest rate and credit risks of a zero coupon security.

CREDIT ENHANCEMENT
Common types of credit enhancement include  guarantees,  letters of credit, bond insurance and surety bonds. Credit enhancement  also includes  arrangements  where  securities or other liquid assets secure payment of a fixed-income security.  If a default occurs,  these assets may be sold and the proceeds paid to security's holders.  Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

Derivative Contracts
Derivative  contracts  are  financial  instruments  that  require  payments  based  upon  changes  in the values of
designated  (or  underlying)  securities,  commodities,   currencies,  financial  indices  or  other  assets.  Some
derivative  contracts  (such as  futures,  forwards  and  options)  require  payments  relating  to a future  trade involving the underlying  asset.  Other  derivative  contracts (such  as swaps)  require  payments  relating to the income or returns  from the  underlying  asset.  The other  party to a  derivative  contract  is  referred  to as a counterparty.

  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
  The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts, including, but not limited to, options on futures contracts, options on forward contracts and options on swaps.

Futures Contracts
Futures  contracts  provide for the future sale by one party and purchase by another party of a specified amount of an underlying  asset at a specified  price,  date and time.  Entering into a contract to buy an underlying asset is commonly  referred to as buying a contract or holding a long  position  in the asset.  Entering  into a contract to sell an underlying  asset is commonly  referred to as selling a contract or holding a short  position in the asset.
Futures contracts are considered to be commodity  contracts.  The Fund has claimed an exclusion from the definition of the term  "commodity  pool  operator"  under the  Commodity  Exchange  Act and,  therefore,  is not  subject  to registration  or  regulation  as a  commodity  pool  operator  under  that Act.  Futures  contracts  traded OTC are frequently  referred to as forward contracts.  The Fund may buy or sell the following types of contracts:  interest rate and index financial futures contracts.

Options
Options are rights to buy or sell an underlying  asset or  instrument  for a specified  price (the exercise  price)
during,  or at the end of, a  specified  period.  The seller  (or  writer)  of the  option  receives a payment,  or premium,  from the buyer,  which the writer keeps  regardless of whether the buyer uses (or  exercises) the option.
Options  can trade on  exchanges  or in the OTC market and may be  bought or sold on a wide  variety of  underlying assets or instruments,  including financial indices, individual securities, and other derivative instruments,  such as  futures  contracts.  Options  that are  written  on futures  contracts  will be subject to margin  requirements similar to those applied to futures contracts.

Call Options
A call  option  gives the holder  (buyer)  the right to buy the  underlying  asset from the seller  (writer) of the option. The Fund may use call options in the following ways:

o"       Buy call options on indices, individual securities, index futures and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and
o"       Write call options on indices, portfolio securities, index futures and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Put Options
A put option  gives the holder the right to sell the  underlying  asset to the writer of the  option.  The Fund may use put options in the following ways:

o"       Buy put options on indices, individual securities, index futures and financial futures in anticipation of a decrease in the value of the underlying asset; and
o"       Write put options on indices, portfolio securities, index futures and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.
o"       The Fund may also buy or write options, as needed, to close out existing option positions.

Swaps
Swaps are  contracts  in which two parties  agree to pay each other  (swap) the  returns  derived  from  underlying assets with differing  characteristics.  Most swaps do not involve the delivery of the underlying  assets by either party,  and the parties might not own the assets  underlying the swap. The payments are usually made on a net basis so that,  on any given  day,  the Fund  would  receive  (or pay) only the  amount  by which its  payment  under the contract is less than (or exceeds) the amount of the other  party's  payment.  Swap  agreements  are  sophisticated instruments  that can take many different  forms,  and are known by a variety of names including  caps,  floors and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps
Interest rate swaps are contracts in which one party agrees to  make regular  payments equal to a fixed or floating interest  rate times a stated  principal  amount of  fixed-income  securities,  in return for  payments  equal to a different  fixed or floating  rate times the same  principal  amount,  for a specific  period.  For example,  a $10 million  London  Interbank  Offer Rate (LIBOR) swap would require one party to pay the equivalent of the LIBOR rate of  interest  (which  fluctuates)  on $10  million  principal  amount  in  exchange  for the right to  receive  the equivalent of a stated fixed rate of interest on $10 million principal amount.

Total Rate of Return Swaps
Total rate of return swaps are  contracts  in which one party agrees to make  payments of the total return from the underlying  asset  during  the  specified  period,  in return for  payments  equal to a fixed or  floating  rate of interest or the total return from another underlying asset.

Caps And Floors
o"       Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

Repurchase Agreements
Repurchase  agreements are  transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a  mutually  agreed  upon time and price.  The  repurchase  price  exceeds  the sale  price, reflecting  the Fund's return on the  transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will  enter  into  repurchase  agreements  only  with  banks  and  other  recognized  financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements.
The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer)
of the securities, and agrees to repurchase them at an agreed upon time and price.  A reverse repurchase agreement may be viewed as a type of borrowing by the Fund.  Reverse repurchase agreements are subject to credit risks.  In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.
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Investing in Securities of Other Investment Companies
The Fund may  invest  its  assets  in  securities  of other  investment  companies,  including  the  securities  of affiliated  investment  companies,  as an efficient means of carrying out its investment  policies and managing its uninvested  cash.  These other  investment  companies are managed  independently  of the Fund and incur  additional expenses.  Therefore,  any such investment by the Fund may be subject to duplicate expenses.  However,  the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

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Temporary Defense Investments
The Fund may make  temporary  defensive  investments  in the following  taxable  securities (in addition to taxable repurchase agreement and reverse repurchase agreement investments):

TREASURY SECURITIES
Treasury  securities are direct  obligations of the federal  government of the United States.  Treasury  securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business Administration, Farm Credit System
Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services
Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment
Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S.
Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available
to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage
Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and
Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's  acceptances.  Yankee  instruments are denominated in U.S.  dollars and issued by U.S.  branches of foreign banks.  Eurodollar  instruments are denominated in U.S.  dollars and issued by non-U.S. branches of U.S. or foreign banks.

CORPORATE DEBT SECURITIES
Corporate  debt  securities  are  fixed-income  securities  issued by  businesses.  Notes,  bonds,  debentures  and commercial  paper are the most prevalent types of corporate debt securities.  The Fund may also purchase  interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

COMMERCIAL PAPER
Commercial  paper is an issuer's  obligation  with a maturity of less than nine months.  Companies  typically issue commercial paper to pay for current  expenditures.  Most issuers  constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper.  If the issuer cannot  continue to obtain  liquidity in this fashion,  its  commercial  paper may default.  The short  maturity of commercial  paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Special Transactions

Inter-Fund Borrowing and Lending Arrangements
The  Securities  and Exchange  Commission  (SEC) has granted an exemption that permits the Fund and all other funds advised by  subsidiaries  of  Federated  Investors,  Inc.  (Federated  funds) to lend and borrow  money for certain temporary  purposes  directly to and from other Federated funds.  Participation in this inter-fund  lending program is  voluntary  for both  borrowing  and lending  funds,  and an  inter-fund  loan is only made if it benefits  each participating  Federated  fund.  Federated  Investors,  Inc.  (Federated)  administers  the  program  according  to procedures  approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain  conditions  set out in the exemption,  which are designed to assure  fairness and protect all participating Federated funds.

  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo
Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Fixed-income  securities  generally  compensate  for greater  credit risk by paying  interest at a higher rate. The difference  between  the yield of a security and the yield of a "AAA"-rated  general  obligation  security or index with a comparable  maturity  (the spread)  measures the  additional  interest  paid for risk.  Spreads may increase generally  in response to adverse  economic or market  conditions.  A  security's  spread may also  increase if the security's  rating is lowered,  or the security is perceived to have an increased  credit risk.  An increase in the spread will cause the price of the security to decline.

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Tax Risks
In order to be  tax-exempt,  tax-exempt  securities  must meet  certain  legal  requirements.  Failure to meet such requirements  may cause the interest  received and distributed by the Fund to  shareholders to be taxable.  Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall.

  The federal income tax treatment of payments in respect of certain derivative contracts is unclear.
Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

Liquidity Risks
Liquidity  risk also  refers to the  possibility  that the Fund may not be able to sell a  security  or close out a derivatives  contract  when it wants to.  If this  happens,  the Fund  will be  required  to  continue  to hold the security or keep the position  open,  and the Fund could incur losses.  OTC derivative  contracts  generally  carry greater liquidity risk than exchange-traded contracts.

Leverage Risks
Leverage risk is created when an investment  exposes the Fund to a level of risk that exceeds the amount  invested.
Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

  Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

Risks of Investing in Derivatives Contracts
The Fund's use of  derivative  contracts  involves  risks  different  from,  or possibly  greater  than,  the risks associated with investing  directly in securities and other traditional  investments.  First,  changes in the value of the  derivative  contracts  in which the Fund  invests may not be  correlated  with  changes in the value of the underlying  asset or if they are  correlated,  may move in the  opposite  direction  than  originally  anticipated.
Second,  while some strategies  involving  derivatives may reduce the risk of loss, they may also reduce  potential gains or, in some cases,  result in losses by offsetting  favorable price movements in portfolio  holdings.  Third, there is a risk that  derivatives  contracts may be mispriced or improperly  valued and, as a result,  the Fund may need to make  increased  cash payments to the  counterparty.  Finally,  derivative  contracts may cause the Fund to realize  increased  ordinary  income or short-term  capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result,  may increase taxable  distributions to shareholders.  Derivative  contracts may also involve other risks described in this SAI, such as interest rate, credit, liquidity and leverage risks.

Fundamental INVESTMENT Objective and PolicY

The Fund's  investment  objective is to provide a high level of current income which is exempt from federal regular income tax consistent with the preservation of principal.

  Under normal circumstances, the Fund will be invested so that at least 80% of its net assets are invested in obligations, the interest from which is exempt from federal regular income tax. This objective and policy are fundamental and cannot be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities  comprising 75% of the value of its total assets,  the Fund will not purchase securities of any one issuer (other than cash; cash items;  securities  issued or guaranteed by  the government  of the United
States or its agencies or  instrumentalities  and  repurchase  agreements  collateralized  by such U.S.  government securities;  and securities of other investment  companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer,  or the Fund would own more than 10% of the  outstanding voting securities of that issuer.

Issuing Senior Securities and Borrowing Money
The Fund may borrow money,  directly or indirectly,  and issue senior  securities to the maximum  extent  permitted under the Investment Company Act of 1940, as amended (the 1940 Act).

Investing in Real Estate
The Fund may not  purchase  or sell real  estate,  provided  that this  restriction  does not prevent the Fund from investing in issuers which invest,  deal, or otherwise engage in transactions in real estate or interests  therein, or investing in securities that are secured by real estate or interests  therein.  The Fund may exercise its rights under agreements  relating to such securities,  including the right to enforce security  interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not  purchase  or sell  physical  commodities,  provided  that the  Fund may  purchase  securities  of companies that deal in commodities.

Underwriting
The Fund may not  underwrite  the  securities  of other  issuers,  except that the Fund may engage in  transactions involving the acquisition,  disposition or resale of its portfolio securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Concentration of Investments
The Fund will not make  investments  that will result in the  concentration of its investments in the securities of issuers primarily engaged in the same industry.  Government  securities,  municipal securities and bank instruments will not be deemed to constitute an industry.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Illiquid Securities
         The Fund will not  purchase  securities  for which  there is no readily  available  market,  or enter into repurchase  agreements or purchase time deposits that the Fund cannot  dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.


Restricted Securities
The Fund may  invest in  restricted  securities.  Restricted  securities  are any  securities  that are  subject to restrictions  on resale under  federal  securities  law.  Under  criteria  established  by the  Directors,  certain restricted securities are determined to be liquid.

Purchases on Margin
         The Fund will not purchase  securities on margin,  provided  that the Fund may obtain  short-term  credits necessary  for the  clearance of purchases  and sales of  securities,  and further  provided that the Fund may make margin deposits in connection with its use of financial options and futures,  forward and spot currency  contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
         The Fund will not mortgage,  pledge, or hypothecate any of its assets,  provided that this shall not apply to the transfer of  securities in  connection  with any  permissible  borrowing or to  collateral  arrangements  in connection with permissible activities.

  In applying the Fund's concentration limitation, (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b)
financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c)
asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute
"concentration."
  In applying the Fund's commodities limitation, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
  For purposes of the Fund's diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items" and bank instruments.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

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DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o        futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o        for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

o        for other fixed-income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o        for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?
Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to investment professionals that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When an investment professional's customer purchases Shares, the investment professional may receive a Dealer
Reallowance as follows:

Class A Shares
                                                   Dealer Reallowance
                                                   as a Percentage of
Purchase Amount                                    Public Offering Price
Less than $1 million                               1.00%
$1 million or greater                              0.00%

ADVANCE COMMISSIONS
-------------------------------------------------------------------------------------------------------------------
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)
                                           Advance Commission
                                           as a Percentage of
Purchase Amount                            Public Offering Price
First $1 million - $5 million              0.75%
Next $5 million - $20 million              0.50%
Over $20 million                           0.25%
Advance commissions are calculated on a year by year basis based on amounts invested during that year.
Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
-------------------------------------------------------------------------------------------------------------------

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases.
The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

Class F Shares
                                                                        Advance Commission
                                                                        as a Percentage of
Purchase Amount                                                         Public Offering Price
Less than $2 million                                                    1.00%
$2 million but less than $5 million                                     0.50%
$5 million or greater                                                   0.25%

-------------------------------------------------------------------------------------------------------------------

RULE 12B-1 PLAN (Class a Shares and class f shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways.
For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the
Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the
Distributor a number of years to recoup these expenses.

Additional Payments to Financial Institutions
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or Service Fees.

You can ask your financial institution for information about any payments it receives from the Distributor or the
Federated funds and any services provided.

The following examples illustrate the types of instances in which the Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or
the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell Federated fund shares through retirement plan programs.  A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of Shares.  Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

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UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of Class A Shares and Class F Shares of the Fund and the amount retained by the
Distributor for the last three fiscal years ended November 30:

                               2004                                 2003                                  2002
                 Total Sales                           Total Sales                           Total Sales      Amount Retained
                   Charges        Amount Retained        Charges        Amount Retained        Charges
Class A Shares     $199,196           $11,622           $448,906            $68,065            $539,682          $168,094
Class F             $7,875            $3,871             $14,045            $14,045            $41,369            $6,276
Shares

-------------------------------------------------------------------------------------------------------------------

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The
Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees.
They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

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VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding Shares of all series entitled to vote.

As of January 4, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Citigroup Global Markets, Inc., New York, NY, owned approximately 1,567,417 Shares
(11.16%); Merrill Lynch Pierce Fenner & Smith (MLPF&S), Jacksonville, FL, owned approximately 1,637,398 Shares
(11.65%), and Edward Jones & Co., Maryland Heights, MO, owned approximately 2,222,316 Shares (15.82%).

As of January 4, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares: Citigroup Global Markets, Inc., New York, NY, owned approximately 292,697 Shares
(11.92%); Pershing LLC, Jersey City, NJ, owned approximately 505,051 Shares (20.57%), and MLPF&S, Jacksonville,
FL, owned approximately 687,538 Shares (28%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

MLPF&S is organized in the state of Delaware and is a subsidiary of Merrill Lynch & Co. Inc., which is organized in the state of Delaware.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

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BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA.  As of December 31, 2004, the Corporation comprised three portfolios  and the Federated
Fund Complex consists of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated
Fund Complex and serves for an indefinite term.

As of January 4, 2005, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding
Class A, and Class F Shares.

INTERESTED Directors BACKGROUND AND COMPENSATION

                                                                                        Aggregate
                                                                                      Compensation
                                                                                        From Fund
                                                                                      (past fiscal           Total Compensation
Name                                                                                      year)             From Corporation and
Birth Date                                                                                                     Federated Fund
Address                                                                                                           Complex
Positions Held with                                                                                         (past calendar year)
Corporation                      Principal Occupation(s) for Past Five Years,
Date Service Began               Other Directorships Held and Previous
                                 Position(s)
                                 Principal Occupations: Chairman and Director or           $0
John F. Donahue*                 Trustee of the Federated Fund Complex; Chairman                                     $0
Birth Date: July 28, 1924        and Director, Federated Investors, Inc.
DIRECTOR AND CHAIRMAN            ------------------------------------------------
Began serving: October 1991
                                 Previous Positions: Trustee, Federated
                                 Investment Management Company and Chairman and
                                 Director, Federated Investment Counseling.

                                 Principal Occupations: Principal Executive                $0
J. Christopher Donahue*          Officer and President of the Federated Fund                                         $0
Birth Date: April 11, 1949       Complex; Director or Trustee of some of the
DIRECTOR AND PRESIDENT           Funds in the Federated Fund Complex; President,
Began serving: January 2000      Chief Executive Officer and Director, Federated
                                 Investors, Inc.; Chairman and Trustee,
                                 Federated Investment Management Company;
                                 Trustee, Federated Investment Counseling;
                                 Chairman and Director, Federated Global
                                 Investment Management Corp.; Chairman,
                                 Federated Equity Management Company of
                                 Pennsylvania, Passport Research, Ltd. and
                                 Passport Research II, Ltd.; Trustee, Federated
                                 Shareholder Services Company; Director,
                                 Federated Services Company.

                                 Previous Positions: President, Federated
                                 Investment Counseling; President and Chief
                                 Executive Officer, Federated Investment
                                 Management Company, Federated Global Investment
                                 Management Corp. and Passport Research, Ltd.

                                 Principal Occupations: Director or Trustee of           $418.27
Lawrence D. Ellis, M.D.*         the Federated Fund Complex; Professor of                                         $148,500
Birth Date: October 11, 1932     Medicine, University of Pittsburgh; Medical
3471 Fifth Avenue                Director, University of Pittsburgh Medical
Suite 1111                       Center Downtown; Hematologist, Oncologist and
Pittsburgh, PA                   Internist, University of Pittsburgh Medical
DIRECTOR                         Center.
Began serving: October 1991
                                 Other Directorships Held: Member, National
                                 Board of Trustees, Leukemia Society of America.

                                 Previous Positions: Trustee, University of
                                 Pittsburgh; Director, University of Pittsburgh
                                 Medical Center.

*  Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher
Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D.
Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.
-------------------------------------------------------------------------------------------------------------------

INDEPENDENT directors BACKGROUND AND COMPENSATION

                                                                                        Aggregate
                                                                                      Compensation
                                                                                        From Fund
                                                                                      (past fiscal           Total Compensation
Name                                                                                      year)             From Corporation and
Birth Date                                                                                                     Federated Fund
Address                                                                                                           Complex
Positions Held with                                                                                         (past calendar year)
Corporation                      Principal Occupation(s) for Past Five Years,
Date Service Began               Other Directorships Held and Previous
                                 Position(s)
                                 Principal Occupation: Director or Trustee of            $460.09                  $163,350
Thomas G. Bigley                 the Federated Fund Complex.
Birth Date: February 3, 1934
15 Old Timber Trail              Other Directorships Held: Director, Member of
Pittsburgh, PA                   Executive Committee, Children's Hospital of
DIRECTOR                         Pittsburgh; Director, University of Pittsburgh.
Began serving: November 1994
                                 Previous Position: Senior Partner, Ernst &
                                 Young LLP.

                                 Principal Occupations: Director or Trustee of           $460.09                  $163,350
John T. Conroy, Jr.              the Federated Fund Complex; Chairman of the
Birth Date: June 23, 1937        Board, Investment Properties Corporation;
Investment Properties            Partner or Trustee in private real estate
Corporation                      ventures in Southwest Florida.
3838 North Tamiami Trail
Suite 402                        Previous Positions: President, Investment
Naples, FL                       Properties Corporation; Senior Vice President,
DIRECTOR                         John R. Wood and Associates, Inc., Realtors;
Began serving: October 1991      President, Naples Property Management, Inc. and
                                 Northgate Village Development Corporation.

                                 Principal Occupation: Director or Trustee of            $460.09                  $163,350
Nicholas P. Constantakis         the Federated Fund Complex.
Birth Date: September 3, 1939
175 Woodshire Drive              Other Directorships Held: Director and Member
Pittsburgh, PA                   of the Audit Committee, Michael Baker
Director                         Corporation (engineering and energy services
Began serving: February 1998     worldwide).

                                 Previous Position: Partner, Anderson Worldwide
                                 SC.

                                 Principal Occupation: Director or Trustee of            $418.27                  $148,500
John F. Cunningham               the Federated Fund Complex.
Birth Date: March 5, 1943
353 El Brillo Way                Other Directorships Held: Chairman, President
Palm Beach, FL                   and Chief Executive Officer, Cunningham & Co.,
DIRECTOR                         Inc. (strategic business consulting); Trustee
Began serving: January 1999      Associate, Boston College.

                                 Previous Positions: Director, Redgate
                                 Communications and EMC Corporation (computer
                                 storage systems); Chairman of the Board and
                                 Chief Executive Officer, Computer Consoles,
                                 Inc.; President and Chief Operating Officer,
                                 Wang Laboratories; Director, First National
                                 Bank of Boston; Director, Apollo Computer, Inc.

                                 Principal Occupation: Director or Trustee of            $418.27                  $148,500
Peter E. Madden                  the Federated Fund Complex.
Birth Date: March 16, 1942
One Royal Palm Way               Other Directorships Held: Board of Overseers,
100 Royal Palm Way               Babson College.
Palm Beach, FL
DIRECTOR                         Previous Positions: Representative,
Began serving: October 1991      Commonwealth of Massachusetts General Court;
                                 President, State Street Bank and Trust Company
                                 and State Street Corporation (retired);
                                 Director, VISA USA and VISA International;
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust
                                 Corporation; Director, The Boston Stock
                                 Exchange.

                                 Principal Occupations: Director or Trustee of           $460.09                  $163,350
Charles F. Mansfield, Jr.        the Federated Fund Complex; Management
Birth Date: April 10, 1945       Consultant; Executive Vice President, DVC
80 South Road                    Group, Inc. (marketing, communications and
Westhampton Beach, NY            technology) (prior to 9/1/00).
DIRECTOR
Began serving: January 1999      Previous Positions: Chief Executive Officer,
                                 PBTC International Bank; Partner, Arthur Young
                                 & Company (now Ernst & Young LLP); Chief
                                 Financial Officer of Retail Banking Sector,
                                 Chase Manhattan Bank; Senior Vice President,
                                 HSBC Bank USA (formerly, Marine Midland Bank);
                                 Vice President, Citibank; Assistant Professor
                                 of Banking and Finance, Frank G. Zarb School of
                                 Business, Hofstra University.

                                 Principal Occupations: Director or Trustee of           $501.91                  $178,200
John E. Murray, Jr., J.D.,       the Federated Fund Complex; Chancellor and Law
S.J.D.                           Professor, Duquesne University; Partner,
Birth Date: December 20, 1932    Murray, Hogue & Lannis.
Chancellor, Duquesne
University                       Other Directorships Held: Director, Michael
Pittsburgh, PA                   Baker Corp. (engineering, construction,
DIRECTOR                         operations and technical services).
Began serving: February 1995
                                 Previous Positions: President, Duquesne
                                 University; Dean and Professor of Law,
                                 University of Pittsburgh School of Law; Dean
                                 and Professor of Law, Villanova University
                                 School of Law.

                                 Principal Occupations:  Director or Trustee of          $418.27                  $148,500
Marjorie P. Smuts                the Federated Fund Complex; Public
Birth Date: June 21, 1935        Relations/Marketing Consultant/Conference
4905 Bayard Street               Coordinator.
Pittsburgh, PA
DIRECTOR                         Previous Positions: National Spokesperson,
Began serving: October 1991      Aluminum Company of America; television
                                 producer; President, Marj Palmer Assoc.; Owner,
                                 Scandia Bord.

                                 Principal Occupations:  Director or Trustee of          $418.27                  $148,500
John S. Walsh                    the Federated Fund Complex; President and
Birth Date: November 28, 1957    Director, Heat Wagon, Inc. (manufacturer of
2604 William Drive               construction temporary heaters); President and
Valparaiso, IN                   Director, Manufacturers Products, Inc.
DIRECTOR                         (distributor of portable construction heaters);
Began serving: January 1999      President, Portable Heater Parts, a division of
                                 Manufacturers Products, Inc.

                                 Previous Position: Vice President, Walsh &
                                 Kelly, Inc.

-------------------------------------------------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with Corporation
------------------------------------------  Principal Occupation(s) and Previous Position(s)
Date Service Began
                                            Principal Occupations: Executive Vice President and Secretary of the Federated
John W. McGonigle                           Fund Complex; Executive Vice President, Secretary and Director, Federated
Birth Date: October 26, 1938                Investors, Inc.
EXECUTIVE VICE PRESIDENT AND SECRETARY
Began serving: November 1991                Previous Positions: Trustee, Federated Investment Management Company and
                                            Federated Investment Counseling; Director, Federated Global Investment Management
                                            Corp., Federated Services Company and Federated Securities Corp.

                                            Principal Occupations: Principal Financial Officer and Treasurer of the Federated
Richard J. Thomas                           Fund Complex; Senior Vice President, Federated Administrative Services.
Birth Date: June 17, 1954
TREASURER                                   Previous Positions: Vice President, Federated Administrative Services; held
Began serving: November 1998                various management positions within Funds Financial Services Division of
                                            Federated Investors, Inc.

                                            Principal Occupations: Vice Chairman or Vice President of some of the Funds in
Richard B. Fisher                           the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman,
Birth Date: May 17, 1923                    Federated Securities Corp.
VICE CHAIRMAN
Began serving: August 2002                  Previous Positions: President and Director or Trustee of some of the Funds in the
                                            Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and
                                            Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson                              ----------------------------------------------------------------------------------
Birth Date: September 12, 1953              Principal Occupations:  Mary Jo Ochson has been the Fund's Portfolio Manager
CHIEF INVESTMENT OFFICER                    since the Fund's inception.  Ms. Ochson was named Chief Investment Officer of
Began serving: May 2004                     tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser
                                            since 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A.
                                            in Finance from the University of Pittsburgh.
                                            Principal Occupations:  Robert J. Ostrowski joined Federated in 1987 as an
Robert J. Ostrowski                         Investment Analyst and became a Portfolio Manager in 1990. He was named Chief
Birth Date: April 26, 1963                  Investment Officer of taxable fixed-income products in 2004 and also serves as a
CHIEF INVESTMENT OFFICER                    Senior Portfolio Manager. He has been a Senior Vice President of the Fund's
Began serving: May 2004                     Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

                                            Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined
Joseph M. Balestrino                        Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice
Birth Date: November 3, 1954                President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice
VICE PRESIDENT                              President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a
Began serving: November 1998                Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to
                                            1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's
                                            Degree in Urban and Regional Planning from the University of Pittsburgh.

                                            Jeff A. Kozemchak has been the Fund's Portfolio Manager since 1997. He is Vice
Jeff A. Kozemchak                           President of the Corporation. Mr. Kozemchak joined Federated in 1987 and has been
Birth Date: January 15, 1960                a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's
VICE PRESIDENT                              Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of
------------------------------------------  the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial
Began serving: November 1998                Analyst and received his M.S. in Industrial Administration from Carnegie Mellon
                                            University in 1987.

** Officers do not receive any compensation from the Fund.
-------------------------------------------------------------------------------------------------------------------

COMMITTEES of the board
                                                                                                              Meetings Held
Board          Committee                                                                                       During Last
Committee      Members                     Committee Functions                                                 Fiscal Year
Executive                                  In between meetings of the full Board, the Executive Committee          Six
               John F. Donahue             generally may exercise all the powers of the full Board in the
               John E. Murray, Jr.,        management and direction of the business and conduct of the
               J.D., S.J.D.                affairs of the Corporation in such manner as the Executive
                                           Committee shall deem to be in the best interests of the
                                           Corporation.  However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of
                                           Directors, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

Audit                                      The purposes of the Audit Committee are to oversee the                 Seven
               Thomas G. Bigley            accounting and financial reporting process of the Fund, the
               John T. Conroy, Jr.         Fund`s internal control over financial reporting, and the
               Nicholas P. Constantakis    quality, integrity and independent audit of the Fund`s
               Charles F. Mansfield, Jr.   financial statements.  The Committee also oversees or assists the Board with the oversight of compliance with legal
                                           requirements relating to those matters, approves the
                                           engagement and reviews the qualifications, independence and performance of the Fund`s independent registered public
                                           accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund`s internal audit function.

Nominating                                                                                                         One
               Thomas G. Bigley            The Nominating Committee, whose members consist of all
               John T. Conroy, Jr.         Independent  Directors, selects and nominates persons for
               Nicholas P. Constantakis    election to the Fund`s Board when vacancies occur. The
               John F. Cunningham          Committee will consider candidates recommended by
               Peter E. Madden             shareholders, Independent Directors, officers or employees of
               Charles F. Mansfield, Jr.   any of the Fund`s agents or service providers and counsel to
               John E. Murray, Jr.         the Fund. Any shareholder who desires to have an individual
               Marjorie P. Smuts           considered for nomination by the Committee must submit a
               John S. Walsh               recommendation in writing to the Secretary of the Fund, at the
                                           Fund 's address appearing on the back cover of this Statement of Additional Information. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate's
                                           qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate.  Those factors will
                                           ordinarily include:  integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an "Independent Director," the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience, and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.

Board ownership of shares in the fund and in the FEDERATED family of Investment companies AS OF dECEMBER 31,
2003
-------------------------------------------------------------------------------------------------------------------
                                                                                     Aggregate
                                                                               Dollar Range of
                                               Dollar Range of                 Shares Owned in
Interested                                        Shares Owned             Federated Family of
Board Member Name                                      in Fund            Investment Companies
John F. Donahue                                           None                   Over $100,000
J. Christopher Donahue                                    None                   Over $100,000
Lawrence D. Ellis, M.D.                                   None                   Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                          None                   Over $100,000
John T. Conroy, Jr.                                       None                   Over $100,000
Nicholas P. Constantakis                                  None                   Over $100,000
John F. Cunningham                                        None                   Over $100,000
Peter E. Madden                                           None                   Over $100,000
Charles F. Mansfield, Jr.                                 None              $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                         None                   Over $100,000
Marjorie P. Smuts                                         None                   Over $100,000
John S. Walsh                                             None                   Over $100,000

-------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the
Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the
Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the
Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits
Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the
Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the
Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees.
Although they do permit these people to trade in securities, including those that the Fund could buy, as well as
Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.
The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor
Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting
Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting
Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or
Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy
Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy
Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website.  Go to www.federatedinvestors.com; select "Products;" select the Fund;
then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX.


PORTFOLIO HOLDINGS information

Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at www.federatedinvestors.com.  A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions, percentage breakdowns of the portfolio by credit quality and certain other portfolio profile characteristics.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the
"Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link.  A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate
PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the
SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the
Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance
Officer of the Fund.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.
The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser.
When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                       Average Aggregate Daily
Maximum Administrative Fee             Net Assets of the Federated Funds
0.150 of 1%                            on the first $5 billion
0.125 of 1%                            on the next $5 billion
0.100 of 1%                            on the next $10 billion
0.075 of 1%                            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
-------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended November 30
                                                      2004                          2003                  2002
Advisory Fee Earned                                 $864,496                     $1,043,372             $741,591
Advisory Fee Reduction                              $294,184                      $283,670              $286,744
Administrative Fee                                  $164,685                      $196,377              $155,000
12b-1 Fee:
  Class A Shares                                    $476,662                         --                    --
  Class F  Shares                                      $0                            --                    --
Shareholder Services Fee:
   Class A Shares                                   $476,662                         --                    --
   Class F Shares                                   $63,648                          --                    --

-------------------------------------------------------------------------------------------------------------------
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1)
fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as:
portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates;
changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year periods ended November 30, 2004.

Yield and Tax-Equivalent Yield are given for the 30-day period ended November 30, 2004.

                                    30-Day Period               1 Year            5 Years          10 Years
Class A Shares:
Total Return
   Before Taxes                          N/A                   (0.15)%             3.11%            3.81%
   After Taxes on                        N/A                   (0.15)%             3.11%            3.81%
   Distributions
   After Taxes on
   Distributions and Sale of             N/A                    0.66%              3.09%            3.79%
   Shares
Yield                                   1.85%                    N/A                N/A              N/A
Tax-Equivalent Yield                    2.85%                    N/A                N/A              N/A
-------------------------------------------------------------------------------------------------------------
Class F Shares:
-------------------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------------------
Before Taxes                             N/A                    0.13%              3.58%            4.17%
-------------------------------------------------------------------------------------------------------------
After Taxes on Distributions             N/A                    0.13%              3.58%            4.17%
-------------------------------------------------------------------------------------------------------------
After Taxes on Distributions
and Sale of Shares                       N/A                    0.94%              3.53%            4.14%
-------------------------------------------------------------------------------------------------------------
Yield                                   2.12%                    N/A                N/A              N/A
-------------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                    3.26%                    N/A                N/A              N/A
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD AND Tax-Equivalent YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                                 Taxable Yield Equivalent for 2004 Multistate Municipal Fund
    Tax Bracket:
      Federal              10.00%           15.00%            25.00%           28.00%            33.00%           35.00%
   Joint Return:             $0       -     $14,001     -    $56,801     -    $114,651     -    $174,701    -      Over
                          $14,000           $56,800          $114,650         $174,700          $311,950         $311,950
   Single Return:            $0       -     $7,001      -    $28,401     -     $68,801     -    $143,501    -      Over
                           $7,000           $28,400          $68,800          $143,500          $311,950         $311,950
  Tax-Exempt Yield                                            Taxable Yield Equivalent
       0.50%               0.56%             0.59%            0.67%             0.69%            0.75%             0.77%
       1.00%               1.11%             1.18%            1.33%             1.39%            1.49%             1.54%
       1.50%               1.67%             1.76%            2.00%             2.08%            2.24%             2.31%
       2.00%               2.22%             2.35%            2.67%             2.78%            2.99%             3.08%
       2.50%               2.78%             2.94%            3.33%             3.47%            3.73%             3.85%
       3.00%               3.33%             3.53%            4.00%             4.17%            4.48%             4.62%
       3.50%               3.89%             4.12%            4.67%             4.86%            5.22%             5.38%
       4.00%               4.44%             4.71%            5.33%             5.56%            5.97%             6.15%
       4.50%               5.00%             5.29%            6.00%             6.25%            6.72%             6.92%
       5.00%               5.56%             5.88%            6.67%             6.94%            7.46%             7.69%
       5.50%               6.11%             6.47%            7.33%             7.64%            8.21%             8.46%
       6.00%               6.67%             7.06%            8.00%             8.33%            8.96%             9.23%
       6.50%               7.22%             7.65%            8.67%             9.03%            9.70%            10.00%
       7.00%               7.78%             8.24%            9.33%             9.72%            10.45%           10.77%
       7.50%               8.33%             8.82%            10.00%           10.42%            11.19%           11.54%
       8.00%               8.89%             9.41%            10.67%           11.11%            11.94%           12.31%
       8.50%               9.44%            10.00%            11.33%           11.81%            12.69%           13.08%
       9.00%               10.00%           10.59%            12.00%           12.50%            13.43%           13.85%
       9.50%               10.56%           11.18%            12.67%           13.19%            14.18%           14.62%
       10.00%              11.11%           11.76%            13.33%           13.89%            14.93%           15.38%
       10.50%              11.67%           12.35%            14.00%           14.58%            15.67%           16.15%
       11.00%              12.22%           12.94%            14.67%           15.28%            16.42%           16.92%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
-------------------------------------------------------------------------------------------------------------------


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o        charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o        discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lehman Brothers Three-Year State General Obligation Bonds
Lehman Brothers  Three-Year State General  Obligation  Bonds is an index comprised of all state general  obligation debt issues with maturities  between two and four years.  These bonds are rated A or better and represent a variety of coupon ranges.  Index figures are total returns calculated for one-,  three-,  and twelve-month  periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

Lipper, Inc.
Lipper,  Inc. ranks funds in various fund categories by making comparative  calculations using total return.  Total return assumes the  reinvestment  of all capital gains  distributions  and income  dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc.
Morningstar,  Inc. is an independent  rating service,  is the publisher of the bi-weekly Mutual Fund Values,  which rates more than 1,000  NASDAQ-listed  mutual funds of all types,  according  to their  risk-adjusted  returns.  The maximum rating is five stars, and ratings are effective for two weeks.

Lehman Brothers One-Year Municipal Bond Index
The Lehman  Brothers  One-Year  Municipal Bond Index is an index of municipal  bonds issued after December 31, 1990 with a maturity  range of 1-2 years,  a minimum  credit  rating of at least Baa,  and  outstanding  par value of at least $5  million,  which have been  issued as part of a deal worth at least $50 million and which must be at least one year from their  maturity date.  Remarketed  issues,  taxable  municipal  bonds,  bonds with floating rates and derivatives are excluded from the Lehman Brothers One Year Municipal Bond Index.

Lehman Brothers Three-Year Municipal Bond Index
The Lehman Brothers  Three-Year  Municipal Bond Index is an index of municipal bonds issued after December 31, 1990 with a maturity range of 2-4 years,  a minimum  credit rating of at least Baa, and an  outstanding  par value of at least $5 million,  which have been issued as part of a deal worth at least $50 million.  Remarketed issues, taxable municipal  bonds,  bonds with  floating  rates and  derivatives  are excluded from the Lehman  Brothers  Three Year
Municipal Bond Index.

WHO IS FEDERATED INVESTORS, INC.?

Federated  and its  subsidiaries  are  dedicated to providing  you with  world-class  investment  management.  From offices  in  Pittsburgh,  New York City and  Frankfurt,  Federated  is a firm with  independent  research,  product breadth and industry standing.

Federated  seeks to achieve  superior and  sustainable  investment  performance for a broad array of global clients through  a  disciplined  investment  process  and an  information  advantage  created  by  proprietary  fundamental research.  Federated is distinctive in our disciplined  process that integrates  proprietary  research with trading and portfolio management.

Federated Funds overview

Equities
As of December 31, 2004,  Federated managed 34 equity funds totaling  approximately  $26.0 billion in assets across growth, value, equity income, international, index and asset allocation styles.

Taxable Fixed Income
As  of  December  31,  2004,  Federated  managed  31  taxable  bond  funds  including,  high-yield,   multi-sector,
mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004,  Federated managed 15 municipal bond funds with  approximately  $3.4 billion in assets and
22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion,
$24.4 billion and $58.9 million.

The Chief Investment  Officers  responsible for oversight of the various  investment  sectors within Federated are:
Stephen F. Auth, CFA for Global Equity;  Robert J.  Ostrowski,  CFA for Taxable Fixed Income;  Mary Jo Ochson,  CFA
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA for Money Market funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended November 30, 2004 are incorporated herein by reference to the Annual Report to Shareholders of Federated Limited Term Municipal Fund dated November 30, 2004.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Long-Term Debt Ratings
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.


ADDRESSES

FEDERATED LIMITED TERM MUNicipal fund

Class A Shares
Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116


                                    Appendix

     The  following  is a list  of  persons  other  than  the  Adviser  and  its affiliates that may receive nonpublic portfolio holdings information  concerning the Fund:

Custodian

State Street Bank and Trust Company

Securities Lending Agent

State Street Bank and Trust Company

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Legal Counsel

Reed Smith LLP
Dickstein, Shapiro, Morin & Oshinsky, LLP

Service Providers

Bloomberg
Factset
Institutional Shareholder Services, Inc.
Wilshire Associates, Inc.

Security Pricing Services

FT Interactive Data
Reuters

Ratings Agencies

S&P

Performance Reporting/Publications

Fidelity Strategic Advisors
Lipper
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

Other

Investment Company Institute


Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Strategic Income Fund

A Portfolio of Federated Fixed Income Securities, Inc.

PROSPECTUS

January 31, 2005

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

A mutual fund seeking a high level of current income by investing primarily in three categories of fixed-income securities: domestic investment grade, domestic noninvestment grade corporate and foreign.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	6
What are the Fund’s Investment Strategies?	7
What are the Principal Securities in Which the Fund Invests?	11
What are the Specific Risks of Investing in the Fund?	18
What Do Shares Cost?	22
How is the Fund Sold?	30
How to Purchase Shares	31
How to Redeem and Exchange Shares	33
Account and Share Information	36
Who Manages the Fund?	39
Legal Proceedings	40
Financial Information	42

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund’s investment objective is to seek a high level of current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund allocates the portfolio primarily among three categories of fixed income securities: domestic investment grade (including U.S. government, mortgage backed and corporate), domestic noninvestment grade corporate and foreign. Based upon historical returns, the Fund’s investment adviser (“Adviser”) expects the three categories of investments to have different returns and risks under similar market conditions. The Adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund’s portfolio among the three categories. The Adviser seeks to enhance the Fund’s performance by allocating more of its portfolio to the category that the Adviser expects to offer the best balance between risk and return. While the Fund’s portfolio usually includes securities from all three categories, the Fund limits the amount it may invest in a single category to 50% of its assets. The Fund may also invest in derivative contracts to implement its investment strategies as more fully described herein.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

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  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Currency Risks. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the U.S.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Risks of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
  Liquidity Risks. The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
  Risks of Investing in Derivative Contracts and Hybrid Instruments. Changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus, such as stock market, interest rate, credit, liquidity and leverage risks.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 8.14% (quarter ended June 30, 2003). Its lowest quarterly return was (3.89)% (quarter ended September 30, 1998).

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AVERAGE ANNUAL TOTAL RETURN TABLE

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The Average Annual Total Returns for the Fund’s Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Government/Credit Bond Total Index (LBGCT), a broad based market index and the Lipper Multi-Sector Income Funds Average (LMSIFA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2004)

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	1 Year	5 Years	10 Years	Start of Performance[1]

Class A Shares:				--

Return Before Taxes	4.05%	7.03%	7.94%	--

Return After Taxes on Distributions[2]	1.66%	3.71%	4.41%	--

Return After Taxes on Distributions and Sale of Fund Shares[2]	2.54%	3.85%	4.52%	--

Class B Shares:

Return Before Taxes	2.75%	6.91%	--	7.14%

Class C Shares:

Return Before Taxes	6.04%	6.99%	7.52%	--

Class F Shares:

Return Before Taxes	6.86%	7.79%	8.25%	--

LBGCT	4.19%	8.00%	7.80%	--

LMSIFA	8.64%	6.73%	7.02%	--

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1 The Fund’s Class B Shares start of performance date was July 27, 1995.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund’s Fees and Expenses?

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FEDERATED STRATEGIC INCOME FUND

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FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Class A, B, C or F Shares of the Fund.

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Shareholder Fees	Class A	Class B	Class C	Class F
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	1.00%	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	None	0.75%	0.75%	0.50%[3]
Shareholder Services Fee	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.33%	2.08%[4]	2.08%	1.83%

1 The percentages shown are based on expenses for the entire fiscal year ended November 30, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2004.

Total Waivers of Fund Expenses	0.07%	0.07%	0.07%	0.57%
Total Actual Annual Fund Operating Expenses (after waivers)	1.26%	2.01%	2.01%	1.26%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.78% for the fiscal year ended November 30, 2004.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class F Shares (after the voluntary waiver) was 0.00% for the fiscal year ended November 30, 2004.

4 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund’s Class A, B, C and F Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Class A, B, C and F Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A, B, C and F Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years

Class A:

Expenses assuming redemption	$579	$852	$1,146	$1,979

Expenses assuming no redemption	$579	$852	$1,146	$1,979

Class B:

Expenses assuming redemption	$761	$1,052	$1,319	$2,219

Expenses assuming no redemption	$211	$652	$1,119	$2,219

Class C:

Expenses assuming redemption	$409	$745	$1,207	$2,486

Expenses assuming no redemption	$309	$745	$1,207	$2,486

Class F:

Expenses assuming redemption	$384	$770	$1,080	$2,226

Expenses assuming no redemption	$284	$670	$1,080	$2,226

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What are the Fund’s Investment Strategies?

The Fund pursues its investment objective by allocating the portfolio of investments among the following three categories of the fixed income market:

  Investment grade fixed income securities, including U.S. government, mortgage-backed and corporate debt issues;
  Domestic non-investment grade debt securities; and
  Foreign fixed income securities, including emerging market debt securities.

While the Fund’s portfolio usually includes securities from all three categories, the Fund limits the amount that it may invest in a single category to 50% of its assets. A description of the various types of securities in which the Fund principally invests, and their risks immediately follows this strategy section.

Historically, the performance of each of these three categories has had a low correlation to one another. Therefore, the Fund’s investment adviser (“Adviser”) continuously analyzes a variety of economic and market indicators and attempts to strategically position the Fund to achieve strong income across changing business cycles.

In making adjustments to the portfolio’s allocation, the Adviser considers the expected performance and risks unique to each category and then pursues relative value opportunities within each category. The Fund’s investment strategy exposes investors to several risks, including credit risk, interest rate risk, currency risk and risks of foreign investing.

The selection of individual portfolio securities involves an approach that is specific to each category of fixed income securities and that relates, in part, to the risks inherent in the underlying sectors that comprise each category. The following are examples of the analyses used by the Adviser to select securities:

  With regard to the selection of domestic investment grade fixed income securities, the Adviser first analyzes expected trends in corporate earnings to determine the proper mix between U.S. government, mortgage backed and corporate debt issues.
    The Adviser manages the U.S. government securities portion of this category by analyzing the dollar weighted average duration. The Adviser selects securities with longer or shorter duration based on its interest rate outlook. Duration measures the price sensitivity of a group of fixed income securities to changes in interest rates.
    With respect to mortgage backed debt securities, the Adviser utilizes sophisticated quantitative models to analyze specific characteristics of the underlying pool and find the best available securities.
    The Adviser employs a fundamental analysis to determine the best corporate debt securities within specific credit quality constraints. For investments in corporate issuers, the Adviser analyzes the business, competitive position and general financial condition of the issuer to determine whether a security’s credit risk is commensurate with its potential return.
  The domestic non-investment grade debt securities in which the Fund invests are corporate debt issues (also known as “junk bonds” or “high yield bonds”). Although the selection of these securities involves the same factors as the selection of investment grade corporate debt securities, the Adviser gives a greater emphasis to its analysis of the issuer’s creditworthiness. The Adviser attempts to minimize default risk through careful security selection and diversification.
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  With regard to the foreign fixed income securities allocation, the Fund invests in both foreign government and corporate debt obligations, which may be denominated in either foreign currency or U.S. dollars. From time to time, the Adviser may, but is not required to, hedge the Fund’s investment returns from securities denominated in foreign currencies. A currency hedge is a transaction intended to remove the influence of currency fluctuations on investment returns. Generally, the Adviser looks for foreign securities offering higher interest rates and attempts to manage their risks in two ways. First, the Adviser invests in a large number of securities from a wide range of foreign countries. Second, the Adviser analyzes the markets in which issuers are located and allocates this portion of the portfolio among securities issued in countries with markets that have historically responded differently to changes in the global economy. The issuers of these securities may be located in either emerging or developed markets.

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    The Fund may invest up to 100% of its foreign securities allocation in emerging market fixed income securities. Emerging market fixed income securities are debt securities issued by foreign governments or corporation located in emerging market countries. The Fund may invest in investment grade and non-investment grade debt securities.

  Investors in emerging market debt securities receive higher yields as compensation for assuming the higher credit risks of the issuers and other market risks of investing in emerging market countries. Historically, returns of emerging market debt securities have had low correlation with the returns of both lower-rated debt securities issued by corporations in the U.S. (high-yield bonds) and investment grade securities of developed market countries. As a result, the addition of these securities to the portfolio may reduce portfolio risk and still provide the benefits of higher average portfolio returns over longer periods of time. There is no assurance that this relatively low correlation of returns will continue in the future.

  In selecting securities, the Adviser analyzes relative credit quality of issuers of emerging market debt securities. The Adviser focuses on credit analysis because, normally, changes in market interest rates are a small component of investment return for emerging market debt securities compared to the impact of changes in credit quality of the issuers.

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The Fund may also invest in government securities of developed market countries and debt securities of corporations in developed market countries. Developed markets include, for example, certain of the countries that are members of the Organization for Economic Cooperation and Development. With respect to this portion of the portfolio, the Adviser’s investment process is primarily concerned with selecting the currencies and countries in which portfolio securities are purchased and placement of those securities along the yield curves in their respective markets. Since these investment grade foreign fixed-income securities have relatively low credit risk, currency risks and bond market risks will be the primary determinants of the high quality bond’s performance instead of credit risks. The prices of investment-grade, developed-market bonds will decline or rise more due to a rise or fall in market interest rates than due to deterioration or improvement in the issuer’s credit quality. Similarly, currency gains and losses occur regardless of whether issuer credit quality changes.
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This investment process is designed to capture the depth of experience and focus of the Adviser’s fixed-income sector teams--government, corporate, mortgage-backed, high yield and international.

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The Adviser may opportunistically invest in derivative contracts, such as swaps, options, futures, and forward contracts, to efficiently implement the Fund’s overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which the Fund may use derivative contracts. First, the Adviser may use derivatives to increase or decrease the Fund’s exposure to an underlying asset without actually buying or selling the asset. Second, the Fund may invest in derivatives that are designed to have risk/return characteristics similar to an index, such as the, Fund’s benchmark or another diversified basket of individual securities, as a way to quickly or cost effectively adjust the Fund’s exposure to a sector of the fixed income market. Third, the Adviser may use derivatives to obtain expsure to an issuer that does not have publicly traded debt. Fourth, the Fund may enter into combinations of derivative contracts in an attempt to benefit from changes in the prices of those derivative contracts (without regard to changes in the value of the security, index or currency underlying the derivative). Finally, the Adviser may use derivatives to implement the Fund’s hedging strategies, as more fully described below. There is no guarantee that any investment strategy involving the use of derivatives will work as intended.

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Because the Fund refers to fixed income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income investments.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund’s portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund’s ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Foreign securities may be denominated in U.S. dollars or in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund’s exposure to interest rate, stock market, currency and credit risks, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures, index futures, currency futures and foreign currency forward contracts.

Options

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Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. The Fund may buy or sell options on indexes, futures contracts, currencies (both U.S. and foreign) and individual securities; provided, however, that the Fund may not sell an option on a security that it does not own.

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Swaps

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Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps and caps and floors.

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SPECIAL TRANSACTIONS

Hybrid Instruments

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying assets (such as a corporate bond or a portfolio of corporate bonds) or by reference to another benchmark (such as interest rates, currency exchange rates or indices).

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, derivatives or currencies, depending upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

CREDIT LINKED NOTES

A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a corporate bond or a portfolio of corporate bonds.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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The Fund may invest in mortgage backed, high yield and emerging market debt securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and may incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

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SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund’s obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investor Services, Inc. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

RISKS ASSOCIATED WITH NON INVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risks of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

RISKS OF INVESTING IN DERIVATIVES CONTRACTS AND HYBRID INSTRUMENTS

The Fund’s use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

When the Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares.

NAV is determined at the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund’s current NAV and public offering price may be found in the mutual funds section of certain local newspapers under “Federated.”

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The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

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Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund’s Board. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charges
Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]

Class A Shares	$1,500/$100	4.50%	0.00%

Class B Shares	$1,500/$100	None	5.50%

Class C Shares	$1,500/$100	1.00%	1.00%

Class F Shares	$1,500/$100	1.00%	1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See “Sales Charge When You Purchase.”

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3 See “Sales Charge When You Redeem.”

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As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses (“expense ratios”), as well as the compensation payable to investment professionals, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your investment professional.

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Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares and Class F Shares. Among other ways, Class A Shares and Class F Shares have a series of “breakpoints,” which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under “Sales Charge When You Purchase.”) On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares bear a relatively low front-end sales charge and a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and Class F Shares and comparable to those charged to Class B Shares.

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You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares (or that a relatively low front-end charge is imposed on purchases of Class C Shares) does not always make them preferable to Class A Shares.

SALES CHARGE WHEN YOU PURCHASE

Class A Shares:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

Less than $100,000	4.50%	4.71%

$100,000 but less than $250,000	3.75%	3.90%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1 million	2.00%	2.04%

$1 million or greater[1]	0.00%	0.00%

Class C Shares:

All Purchases	1.00%	1.01%

Class F Shares:

Less than $1 million	1.00%	1.01%

$1 million or greater	0.00%	0.00%

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1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

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REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your investment professional must notify the Fund’s Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

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In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint (“Qualifying Accounts”). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through an investment professional or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or (effective March 1, 2005) broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through “Section 529” college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

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In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through an investment professional, you may be asked to provide additional information and records as required by the investment professional. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this Prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this Prospectus. Because the Prospectus is available on Federated’s website free of charge, Federated does not disclose this information separately on the website.

Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares and Class F Shares only, may be reduced or eliminated by:

Larger Purchases

  purchasing Class A or Class F Shares in greater quantities to reduce the applicable sales charge;

Concurrent and Accumulated Purchases (Effective through February 28, 2005)

  combining concurrent purchases of and/or current investments in Class A or Class F Shares as applicable, of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Class A or Class F Share purchase will be calculated by multiplying the maximum public offering price times the number of Shares of the same Class of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase;

Concurrent and Accumulated Purchases (Effective March 1, 2005)

  combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or

Letter of Intent

  signing a letter of intent to purchase a qualifying amount of Class A or Class F Shares within 13 months (call your investment professional or the Fund for more information). The Fund’s custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

ELIMINATING THE SALES CHARGE

Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

  through a financial intermediary that did not receive a dealer reallowance on the purchase;
  with reinvested dividends or capital gains;
  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
  as a Federated Life Member (Federated shareholders who originally were issued shares through the “Liberty Account,” which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);
  as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any investment professional that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or
  pursuant to the exchange privilege.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

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Class A Shares:

If you make a purchase of Class A Shares in the amount of $1 million or more and your investment professional received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

Class B Shares:

Shares Held Up To:		CDSC

1 Year		5.50%

2 Years		4.75%

3 Years		4.00%

4 Years		3.00%

5 Years		2.00%

6 Years		1.00%

7 Years or More		0.00%

Class C Shares:

You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.

Class F Shares:

Purchase Amount	Shares Held	CDSC

Up to $2 million	4 years or less	1.00%

$2 million but less than $5 million	2 years or less	0.50%

$5 million or more	1 year or less	0.25%

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If your investment qualifies for a reduction or elimination of the CDSC, you or your investment professional must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70½;
  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
  purchased by Directors and employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of an investment professional that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
  purchased through an investment professional that did not receive an advance commission on the purchase;
  purchased with reinvested dividends or capital gains;
  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;
  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange);

Class B Shares only

  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program; and

Class F Shares only

  representing a total or partial distribution from a qualified plan, which does not include account transfers, rollovers, or redemptions for the purpose of reinvestment. For these purposes, qualified plan does not include an Individual Retirement Account, Keogh Plan or custodial account following retirement.

How is the Fund Sold?

The Fund offers four Share classes: Class A Shares, Class B Shares, Class C Shares and Class F Shares each representing interests in a single portfolio of securities.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions, or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund’s Class B Shares, Class C Shares and Class F Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections “By Wire” or “By Check.”

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information – Frequent Trading Policies.”

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) On Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

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The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund’s fair valuation procedures are intended in part to discourage short-term trading by reducing the potential for market-trading strategies to succeed. See “What Do Shares Cost?” The Fund also monitors trading in Fund Shares in an effort to identify potential disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

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The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund’s portfolio holdings is available in the “Products” section of the Federated Investors website at www.federatedinvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month The summary portfolio composition information may include identification of the Fund’s top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and credit quality.

To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

You may also access from the “Products” section of the website portfolio information as of the end of the Funds’ fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

Who Manages the Fund?

The Board of Directors (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.

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THE FUND’S PORTFOLIO MANAGERS ARE:

Joseph M. Balestrino

Joseph M. Balestrino has been the Fund’s Portfolio Manager for U.S. high grade bonds and overall allocation since July 1996. He is Vice President of the Corporation. In allocating the Fund’s assets, Mr. Balestrino evaluates the market environment and economic outlook in each of the Fund’s three major sectors. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund’s Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund’s Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master’s Degree in Urban and Regional Planning from the University of Pittsburgh.

Mark E. Durbiano

Mark E. Durbiano has been the Fund’s Portfolio Manager for the high yield core since April 1994. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund’s Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Robert M. Kowit

Robert M. Kowit has been the Fund’s Portfolio Manager for the international bond and emerging markets core since November 1995. Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund’s Adviser. Mr. Kowit was named a Senior Vice President of the Fund’s Adviser in July 2001. Mr. Kowit received his M.B.A. from Iona College with a concentration in Finance.

Roberto Sanchez-Dahl

Roberto Sanchez-Dahl has been the Fund’s Portfolio Manager for the international bond and emerging markets core since January 2001. Mr. Sanchez-Dahl joined Federated in December 1997 as a Senior Investment Analyst. He was promoted to Vice President of the Fund’s Adviser in July 2001. Mr. Sanchez-Dahl served as an Associate covering Emerging Markets in the Credit Department at Goldman, Sachs & Co. from 1994 through November 1997. Mr. Sanchez-Dahl is a Chartered Financial Analyst. He earned an M.B.A. from Columbia University with a concentration in Finance and International Business.

Todd A. Abraham

Todd A. Abraham has been the Fund’s Portfolio Manager for the mortgage core since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund’s Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.85% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (“Funds”) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website at www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts.

The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

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Financial Highlights–Class A Shares

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(For a Share Outstanding Throughout Each Period)

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Year Ended November 30	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$8.57	$7.57	$8.00	$8.10	$9.19

Income From Investment Operations:

Net investment income	0.53 [1]	0.615	0.69 [1,2]	0.81	0.84

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.27	1.015	(0.42)[2]	(0.12)	(1.12)

TOTAL FROM INVESTMENT OPERATIONS	0.80	1.630	0.27	0.69	(0.28)

Less Distributions:

Distributions from net investment income	(0.57)	(0.629)	(0.70)	(0.76)	(0.81)

Distributions from paid in capital[3]	--	(0.001)	--	(0.03)	--

TOTAL DISTRIBUTIONS	(0.57)	(0.630)	(0.70)	(0.79)	(0.81)

Net Asset Value, End of Period	$8.80	$8.57	$7.57	$8.00	$8.10

Total Return[4]	9.75%	22.29%	3.48%	8.77%	(3.37)%

Ratios to Average Net Assets:

Expenses	1.26%	1.27%	1.26%	1.23%	1.19%

Net investment income	6.18%	7.14%	8.83%[1]	9.93%	9.44%

Expense waiver/reimbursement[5]	0.07%	0.06%	0.07%	0.13%	0.19%

Supplemental Data:

Net assets, end of period (000 omitted)	$354,272	$279,461	$167,387	$138,295	$127,397

Portfolio turnover	26%	38%	50%	58%	60%

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1 Based on average shares outstanding.

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2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03, and decrease the ratio of net investment income to average net assets from 9.31% to 8.83%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

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3 Represents a return of capital for federal income tax purposes.

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4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated November 30, 2004, which can be obtained free of charge.

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Financial Highlights–Class B Shares

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(For a Share Outstanding Throughout Each Period)

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Year Ended November 30	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$8.57	$7.57	$8.00	$8.10	$9.19

Income From Investment Operations:

Net investment income	0.47 [1]	0.562	0.63 [1,2]	0.76	0.77

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.26	1.008	(0.42)[2]	(0.13)	(1.12)

TOTAL FROM INVESTMENT OPERATIONS	0.73	1.570	0.21	0.63	(0.35)

Less Distributions:

Distributions from net investment income	(0.51)	(0.569)	(0.64)	(0.71)	(0.74)

Distributions from paid in capital[3]	--	(0.001)	--	(0.02)	--

TOTAL DISTRIBUTIONS	(0.51)	(0.570)	(0.64)	(0.73)	(0.74)

Net Asset Value, End of Period	$8.79	$8.57	$7.57	$8.00	$8.10

Total Return[4]	8.80%	21.40%	2.70%	7.97%	(4.10)%

Ratios to Average Net Assets:

Expenses	2.01%	2.02%	2.01%	1.98%	1.94%

Net investment income	5.44%	6.42%	8.08%[1]	9.18%	8.70%

Expense waiver/reimbursement[5]	0.07%	0.06%	0.07%	0.13%	0.19%

Supplemental Data:

Net assets, end of period (000 omitted)	$614,079	$669,571	$550,731	$592,565	$581,077

Portfolio turnover	26%	38%	50%	58%	60%

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1 Based on average shares outstanding.

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2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain/loss per share by $0.04, and decrease the ratio of net investment income to average net assets from 8.55% to 8.08%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

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3 Represents a return of capital for federal income tax purposes.

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4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated November 30, 2004, which can be obtained free of charge.

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Financial Highlights–Class C Shares

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(For a Share Outstanding Throughout Each Period)

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Year Ended November 30	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$8.57	$7.57	$8.00	$8.10	$9.19

Income From Investment Operations:

Net investment income	0.47 [1]	0.550	0.63 [1,2]	0.76	0.77

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.27	1.018	(0.42)[2]	(0.13)	(1.12)

TOTAL FROM INVESTMENT OPERATIONS	0.74	1.568	0.21	0.63	(0.35)

Less Distributions:

Distributions from net investment income	(0.51)	(0.567)	(0.64)	(0.71)	(0.74)

Distributions from paid in capital[3]	--	(0.001)	--	(0.02)	--

TOTAL DISTRIBUTIONS	(0.51)	(0.568)	(0.64)	(0.73)	(0.74)

Net Asset Value, End of Period	$8.80	$8.57	$7.57	$8.00	$8.10

Total Return[4]	8.94%	21.37%	2.70%	7.97%	(4.10)%

Ratios to Average Net Assets:

Expenses	2.01%	2.02%	2.01%	1.98%	1.94%

Net investment income	5.44%	6.42%	8.08%[1]	9.18%	8.66%

Expense waiver/reimbursement[5]	0.07%	0.06%	0.07%	0.13%	0.19%

Supplemental Data:

Net assets, end of period (000 omitted)	$96,957	$87,344	$52,300	$52,146	$52,697

Portfolio turnover	26%	38%	50%	58%	60%

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1 Based on average shares outstanding.

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2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain/loss per share by $0.04, and decrease the ratio of net investment income to average net assets from 8.56% to 8.08%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

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3 Represents a return of capital for federal income tax purposes.

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4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated November 30, 2004, which can be obtained free of charge.

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Financial Highlights–Class F Shares

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(For a Share Outstanding Throughout Each Period)

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Year Ended November 30	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$8.55	$7.55	$7.99	$8.09	$9.18

Income From Investment Operations:

Net investment income	0.53 [1]	0.613	0.69 [1,2]	0.82	0.84

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.26	1.017	(0.43)[2]	(0.13)	(1.12)

TOTAL FROM INVESTMENT OPERATIONS	0.79	1.630	0.26	0.69	(0.28)

Less Distributions:

Distributions from net investment income	(0.57)	(0.629)	(0.70)	(0.76)	(0.81)

Distributions from paid in capital[3]	--	(0.001)	--	(0.03)	--

TOTAL DISTRIBUTIONS	(0.57)	(0.630)	(0.70)	(0.79)	(0.81)

Net Asset Value, End of Period	$8.77	$8.55	$7.55	$7.99	$8.09

Total Return[4]	9.65%	22.35%	3.36%	8.78%	(3.38)%

Ratios to Average Net Assets:

Expenses	1.26%	1.27%	1.26%	1.23%	1.19%

Net investment income	6.20%	7.17%	8.83%[1]	9.93%	9.42%

Expense waiver/reimbursement[5]	0.57%	0.56%	0.57%	0.63%	0.69%

Supplemental Data:

Net assets, end of period (000 omitted)	$24,735	$23,423	$20,569	$24,885	$27,560

Portfolio turnover	26%	38%	50%	58%	60%

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1 Based on average shares outstanding.

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2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03, and decrease the ratio of net investment income to average net assets from 9.30% to 8.83%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

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3 Represents a return of capital for federal income tax purposes.

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4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated November 30, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated January 31, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at  1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at www.federatedinvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Strategic Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Investment Company Act File No. 811-6447

Cusip 31417P502
Cusip 31417P601
Cusip 31417P700
Cusip 31417P809

28089 (1/05)

FEDERATED STRATEGIC INCOME FUND
A Portfolio of Federated Fixed Income Securities, Inc.

Statement of additional Information

January 31, 2005

Class a shares
class b shares
class c shares
class f shares
This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for
Class A Shares, Class B Shares, Class C Shares and Class F Shares of Federated Strategic Income Fund (Fund), dated January
31, 2005.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

1

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Fixed Income Securities, Inc. (Corporation). The Corporation is an
open-end, management investment company that was established under the laws of the State of Maryland on October 15, 1991.
The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On June 1,
1994, the Board of Directors (the "Board") approved the reclassification of Investment Shares as Class A Shares and Fortress
Shares as Class F Shares. The Corporation changed its name from Fixed Income Securities, Inc. to Federated Fixed Income
Securities, Inc. on February 1, 2000. The Board has established four classes of shares of the Fund, known as Class A Shares,
Class B Shares, Class C Shares and Class F Shares (individually and collectively referred to as Shares as the context may require). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management
Company (Adviser).

WHAT ARE THE FUNDS INVESTMENT STRATEGIES?

The Fund pursues its investment  objective by allocating the portfolio of investments  among the following three categories of the fixed-income market:

o        Investment-grade fixed-income securities, including U.S. government, mortgage-backed and corporate debt issues;
o        Domestic non-investment-grade debt securities; and
o        Foreign fixed-income securities, including emerging market debt securities.
While the Fund's portfolio usually includes  securities from all three categories,  the Fund will usually invest not more than
50% of its assets in any one of the three categories.

  In allocating the Fund's portfolio among the three categories, the Adviser begins by analyzing a variety of economic and market indicators, such as:
o        the current level of global interest rates and the likely direction of changes in interest rates;
o        the current state of the global economy and the outlook for future economic activity; and
o        the historical returns of each category and the underlying sectors that comprise it.
     Based on this analysis, the Adviser compares the anticipated effects on the performance and risks of each category of securities. The Adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund's portfolio among the three categories. The Adviser also seeks to enhance the Fund's performance by allocating more of its portfolio to the category that the Adviser expects to offer the best balance between risk and return.
  In making adjustments to the portfolio's allocation, the Adviser considers the historical performance of the underlying sectors of each category, the risks present in a sector, and a variety of economic and market indicators, which include the following:
o        Mortgage-backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus
         U.S. Treasury securities and non-mortgage-backed agency securities to compensate for this prepayment risk, as well as credit risk if they are issued by private issuers.
o        Corporate debt securities generally offer higher yields than U.S. government securities to compensate for credit risk. The Adviser invests the Fund's portfolio, seeking the higher relative returns of available corporate debt securities, while attempting to limit the associated credit risk.
o        The Fund may invest a portion of its portfolio in non-investment-grade fixed-income securities. The non-investment-grade securities in which the Fund invests generally pay higher interest rates as compensation for the greater default risk attached to the securities.
o        Foreign fixed-income securities, particularly lower-rated foreign debt securities, also generally offer higher yields than domestic fixed-income securities, as compensation for higher credit risks of the issuers. In order to diversify the Fund's holdings and to gain exposure to a foreign market, the Adviser may invest a portion of the
         Fund's assets in debt securities issued either by foreign governments or by companies based outside of the United
         States. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than those of United States companies.
The Fund may invest in non-investment-grade  debt securities,  mortgage-backed  securities and emerging market debt securities primarily by investing in other investment  companies (which are not available for general  investment by the public) that own those securities and that are advised by an affiliate of the Adviser.

  The Adviser attempts to select individual securities that it believes may outperform a sector-specific benchmark or provide better returns than U.S. Treasury securities of comparable duration. Through ongoing relative value analysis, the
Adviser generally compares current yield differences of securities to their historical and expected yield differences. The
Adviser also considers the sector-specific risks when making individual security selections on behalf of the portfolio. The following are examples of this analysis:
o        The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting these securities include the average interest rates of the underlying mortgages and the federal agencies
         (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.
o        The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that are less likely to default in the payment of principal and interest. The Adviser looks at a variety of factors to determine which business sectors and credit ratings are most advantageous for investment by the Fund.
o        The Adviser actively manages the domestic non-investment-grade portion of the Fund's portfolio in an attempt to realize the potentially higher returns of high-yield bonds (also known as "junk bonds"), as compared to the returns of investment-grade securities.
o        In selecting high yield debt securities, the Adviser seeks high yields, low relative credit risk, and high portfolio diversification. If the issuer of a bond is unable to make all coupon and principal payments as promised, realized yields will be less than promised. The non-investment-grade debt securities in which the Fund invests have high yields primarily because of the market's greater uncertainty about the issuer's ability to make all required interest and principal payments, and therefore about the returns that will be in fact be realized by the Fund.
  The Adviser attempts to select domestic non-investment-grade bonds for investment by the Fund that offer superior potential returns for the default risks being assumed. The Adviser's security selection process consists of a credit-intensive, fundamental analysis of the issuing firm. The Adviser's analysis focuses on the financial condition of the issuing firm, together with the issuer's business and product strength, competitive position, and management expertise. Further, the
  Adviser considers current economic, financial market, and industry factors, which may affect the issuer.
  The Adviser weighs several factors in selecting foreign fixed-income securities for the portfolio. First, the Adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and current account balance. The Adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the Adviser also considers how developments in other countries in the region or the world might affect these factors. Using its analysis, the Adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt.
  The Adviser then analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.
  The foreign fixed-income securities may be denominated in either foreign currency or U.S. dollars. From time to time, the
  Fund may hedge a portion of its currency risk by using derivatives such as futures or forward contracts. Currency hedges can protect against price movements in a security that are attributable to changes in the value of the currency in which the security is denominated. Hedging may reduce gains or cause losses to the Fund if the hedged currency moves in a different manner than the Adviser anticipated or if the cost of the hedge outweighs its value. It is anticipated that, normally, the foreign fixed-income portion of Fund's portfolio will not be hedged and will therefore remain subject to currency risk.
o        With respect to the emerging market debt securities in which the Fund invests, the Adviser manages exposure to random or unpredictable events that may adversely affect individual countries or companies, or the risk that the
         Adviser is otherwise wrong in its analysis of any particular country or company, through portfolio diversification.
         While the Adviser may emphasize particular business sectors, countries or regions of the world in the Fund's emerging market debt portfolio, it protects against the extreme losses that can be expected to occur with some regularity on one emerging market or another by not taking concentrated positions in either individual counties or individual issuers. To protect the Fund against credit related circumstances that could cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. This strategy could be used, for example, when the Advisor has a favorable long-term outlook regarding the value of a portfolio security, but is concerned about the short-term credit condition of the issuer. The Fund's use of derivatives will be limited by the requirements of the Investment Company Act of 1940.
o        The Fund may also a portion of its assets in corporate or sovereign debt of issuers in developed market countries.
         Developed markets include, for example, certain of the countries that are members of the Organization for Economic
         Cooperation and Development ("OECD"). The OECD is an organization of member countries, which share the principles of the market economy and pluralist democracy.
This  investment  process is  designed to capture  the depth of  experience  and focus of the  Adviser's  fixed-income  sector teams-government, corporate, mortgage-backed, high yield and international.

  Because the Fund refers to fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed-income investments.

Non-Principal Investment Strategy
Hedging  transactions  are intended to reduce  specific risks.  For example,  to protect the Fund against  circumstances  that would  normally  cause the Fund's  portfolio  securities to decline in value,  the Fund may buy or sell a derivative  contract that would  normally  increase  in value  under the same  circumstances.  The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection,  including  transactions that (1) hedge only a portion of its portfolio,  (2) use derivatives  contracts that cover a narrow range of  circumstances  or (3) involve the sale of derivatives contracts with different terms.  Consequently,  hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed-Income Securities
Fixed-income  securities pay interest,  dividends or  distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted  periodically.  In addition,  the issuer of a fixed-income  security must repay the principal amount of the  security,  normally  within a  specified  time.  Fixed-income  securities  provide  more  regular  income  than equity securities.  However,  the returns on  fixed-income  securities  are limited and  normally do not  increase  with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed-income securities in which the Fund invests.
Treasury Securities
Treasury  securities are direct obligations of the federal government of the United States.  Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the
Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance
Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing
and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home
Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing
Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding
Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
Corporate debt securities are fixed-income  securities  issued by businesses.  Notes,  bonds,  debentures and commercial paper are the most prevalent types of corporate debt  securities.  The Fund may also purchase  interests in bank loans to companies.
The credit risks of corporate debt securities vary widely among issuers.

  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
Commercial Paper
Commercial  paper is an issuer's  obligation with a maturity of less than nine months.  Companies  typically issue  commercial paper to pay for current  expenditures.  Most issuers  constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain  liquidity in this fashion,  its commercial  paper may default.  The short  maturity  of  commercial  paper  reduces  both the  market  and credit  risks as  compared  to other debt securities of the same issuer.

Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand.  Other demand  instruments  require a third party,  such as a dealer or bank,  to  repurchase  the security for its face value upon demand.  The Fund treats  demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities
Municipal securities are issued by states,  counties,  cities and other political subdivisions and authorities.  Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Mortgage-Backed Securities
The Fund may invest in  mortgage-backed  securities  primarily  by  investing  in  another  investment  company  (which is not available  for general  investment  by the  public)  that owns those  securities  and that is advised by an  affiliate  of the
Adviser.  This  other  investment  company  is  managed  independently  of the Fund and may  incur  additional  administrative expenses.  Therefore,  any such investment by the Fund may be subject to duplicate  expenses.  However,  the Adviser  believes that the benefits and  efficiencies  of this approach  should outweigh the potential  additional  expenses.  The Fund may also invest in such securities directly.

  Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.
COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)
CMOs,  including  interests in real estate mortgage  investment  conduits (REMICs),  allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed  securities.  This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all principal  payments and  prepayments.  The next class of CMOs receives all  principal  payments  after the first  class is paid off.  This  process  repeats for each  sequential  class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

Pacs, Tacs And Companion Classes
More sophisticated CMOs include planned  amortization  classes (PACs) and targeted  amortization classes (TACs). PACs and TACs are issued with  companion  classes.  PACs and TACs  receive  principal  payments and  prepayments  at a specified  rate.  The companion classes receive principal  payments and prepayments in excess of the specified rate. In addition,  PACs will receive the companion  classes share of principal  payments,  if necessary,  to cover a shortfall in the prepayment  rate.  This helps
PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

Ios and Pos
CMOs may allocate  interest  payments to one class (Interest Only or IOs) and principal  payments to another class  (Principal
Only or POs).  POs increase in value when  prepayment  rates  increase.  In contrast,  IOs decrease in value when  prepayments increase,  because the  underlying  mortgages  generate less interest  payments.  However,  IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters
Another variant  allocates  interest  payments between two classes of CMOs. One class (Floaters)  receives a share of interest payments based upon a market index such as London Interbank Offer Rate (LIBOR).  The other class (Inverse  Floaters)  receives any remaining  interest  payments from the underlying  mortgages.  Floater  classes receive more interest (and Inverse Floater classes receive  correspondingly  less interest) as interest rates rise.  This shifts  prepayment and interest rate risks from the Floater to the Inverse  Floater  class,  reducing  the price  volatility  of the Floater  class and  increasing  the price volatility of the Inverse Floater class.

Z Classes and Residual Classes
CMOs must allocate all payments  received from the underlying  mortgages to some class. To capture any  unallocated  payments,
CMOs  generally  have an accrual (Z) class.  Z classes do not receive any payments  from the  underlying  mortgages  until all other CMO classes  have been paid off.  Once this  happens,  holders of Z class CMOs  receive all  payments  and  prepayments.
Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

  The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

NON-GOVERNMENTAL MORTGAGE-BACKED SECURITIES

Non-governmental mortgage-backed securities (including non-governmental CMOs) are issued by private entities, rather than by
U. S. government agencies.  The non-governmental mortgage-backed securities in which the Fund invests will be treated as mortgage related asset-backed securities.  These securities involve credit risks and liquidity risks.

Asset-Backed Securities
Asset-backed  securities are payable from pools of obligations  other than mortgages.  Most  asset-backed  securities  involve consumer  or  commercial  debts with  maturities  of less than ten years.  However,  almost  any type of  fixed-income  assets
(including other fixed-income  securities) may be used to create an asset-backed  security.  Asset-backed  securities may take the form of commercial paper, notes, or pass through certificates.  Asset-backed  securities have prepayment risks. Like CMOs, asset-backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.
  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping.
Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.
Bank Instruments
Bank instruments are unsecured  interest bearing deposits with banks. Bank instruments  include bank accounts,  time deposits, certificates  of deposit and banker's  acceptances.  Yankee  instruments  are  denominated in U.S.  dollars and issued by U.S.
branches of foreign banks.  Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S.  branches of U.S. or foreign banks.

Insurance Contracts
Insurance  contracts  include  guaranteed  investment  contracts,  funding  agreements  and  annuities.  The Fund treats these contracts as fixed-income securities.

Credit Enhancement
Credit enhancement  consists of an arrangement in which a company agrees to pay amounts due on a fixed-income  security if the issuer defaults.  In some cases the company  providing credit  enhancement makes all payments directly to the security holders and receives  reimbursement from the issuer.  Normally, the credit enhancer has greater financial resources and liquidity than the issuer.  For this reason,  the Adviser usually evaluates the credit risk of a fixed-income  security based solely upon its credit enhancement.

  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

Convertible Securities
Convertible  securities  are  fixed-income  securities  that the Fund has the option to exchange  for equity  securities  at a specified  conversion  price.  The  option  allows the Fund to realize  additional  returns if the market  price of the equity securities  exceeds the conversion  price. For example,  the Fund may hold  fixed-income  securities that are convertible into shares of common stock at a  conversion  price of $10 per share.  If the market  value of the shares of common  stock  reached
$12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

  Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
  The Fund treats convertible securities as both fixed-income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Equity Securities
Equity  securities  represent a share of an issuer's  earnings  and assets,  after the issuer pays its  liabilities.  The Fund cannot predict the income it will receive from equity  securities  because issuers generally have discretion as to the payment of any dividends or distributions.  However,  equity securities offer greater potential for appreciation than many other types of securities,  because their value increases  directly with the value of the issuer's business.  The following  describes the types of equity securities in which the Fund invests.

Common Stocks
Common stocks are the most prevalent  type of equity  security.  Common stocks receive the issuer's  earnings after the issuer pays its creditors and any preferred  stockholders.  As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Preferred  stocks have the right to receive  specified  dividends or  distributions  before the issuer  makes  payments on its common stock.  Some preferred stocks also participate in dividends and  distributions  paid on common stock.  Preferred stocks may also permit the issuer to redeem the stock.  The Fund may also treat such  redeemable  preferred  stock as a  fixed-income security.

Warrants
Warrants  give the Fund the option to buy the  issuer's  equity  securities  at a specified  price (the  exercise  price) at a specified future date (the expiration  date).  The Fund may buy the designated  securities by paying the exercise price before the  expiration  date.  Warrants may become  worthless if the price of the stock does not rise above the exercise price by the expiration  date. This increases the market risks of warrants as compared to the underlying  security.  Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Foreign Securities
Foreign  securities  are  securities  of issuers  based outside the United  States.  The Fund  considers an issuer to be based outside the United States if:

o        it is organized under the laws of, or has a principal office located in, another country;
o        the principal trading market for its securities is in another country; or
o        it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities may be denominated in the U.S. dollar or in foreign  currencies.  Along with the risks normally  associated with domestic  securities of the same type,  foreign  securities are subject to currency risks and risks of foreign investing.
Trading in certain foreign markets is also subject to liquidity risks.

Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign  security,  or to convert foreign currency received from the sale of a foreign  security into U.S.  dollars,  the Fund may enter into spot currency  trades.  In a spot trade, the
Fund agrees to  exchange  one  currency  for another at the current  exchange  rate.  The Fund may also enter into  derivative contracts in which a foreign  currency is an  underlying  asset.  The exchange rate for currency  derivative  contracts may be higher or lower than the spot exchange rate. Use of these  derivative  contracts may increase or decrease the Fund's  exposure to currency risks.

Foreign Government Securities
Foreign  government  securities  generally  consist of  fixed-income  securities  supported by national,  state or  provincial governments or similar political  subdivisions.  Foreign government  securities also include debt obligations of supranational
entities,  such  as  international   organizations  designed  or  supported  by  governmental  entities  to  promote  economic reconstruction  or  development,  international  banking  institutions  and  related  government  agencies.  Examples of these include,  but are not limited to, the  International  Bank for  Reconstruction  and  Development  (the World Bank),  the Asian
Development Bank, the European Investment Bank and the Inter-American Development Bank.

  Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Brady Bonds
Brady Bonds are U.S.  dollar  denominated  debt  obligations  that foreign  governments  issue in exchange for commercial bank loans.  The  International  Monetary Fund (IMF) typically  negotiates the exchange to cure or avoid a default by restructuring the terms of the bank  loans.  The  principal  amount of some Brady  Bonds is  collateralized  by zero  coupon  U.S.  Treasury securities which have the same maturity as the Brady Bonds.  However,  neither the U.S.  government nor the IMF has guaranteed the repayment of any Brady Bond.

Derivative Contracts
Derivative  contracts are  financial  instruments  that require  payments  based upon changes in the values of designated  (or underlying)  securities,  currencies,  commodities,  financial  indices or other assets.  Some  derivative  contracts (such as futures,  forwards and options) require payments relating to a future trade involving the underlying  asset.  Other derivative contracts (such as swaps) require payments  relating to the income or returns from the underlying  asset. The other party to a derivative contract is referred to as a counterparty.

  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.
Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the
Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract
(even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
  The Fund may trade in the following types of derivative contracts.

Futures Contracts
Futures  contracts  provide  for the future  sale by one party and  purchase  by  another  party of a  specified  amount of an underlying  asset at a specified  price,  date,  and time.  Entering  into a contract to buy an  underlying  asset is commonly referred  to as buying a contract  or holding a long  position in the asset.  Entering  into a contract to sell an  underlying asset is  commonly  referred  to as selling a contract  or  holding a short  position  in the  asset.  Futures  contracts  are considered  to be commodity  contracts.  The Fund has claimed an exclusion  from the  definition of the term  "commodity  pool operator" under the Commodity  Exchange Act and,  therefore,  is not subject to registration or regulation as a commodity pool operator under that Act. Futures  contracts traded OTC are frequently  referred to as forward  contracts.  The Fund can buy or sell financial futures contracts, index futures, currency futures and forward foreign currency exchange contracts.

Forward Contracts
The Fund may enter into forward currency contracts to acquire exposure to a specific  currency,  as a substitute for buying or selling  securities or to settle  transactions in non-U.S.  dollar dominated  securities.  The Fund may buy forward  contracts which serve as a substitute  for  investment in certain  foreign  securities  markets from which the Fund earns interest while potentially  benefiting from exchange rate  fluctuations.  A forward currency  contract is an obligation to purchase or sell a specific  currency at a future date,  at a price set at the time of the  contract and for a period  agreed upon by the parties which  may be  either a window  of time or a fixed  number  of days  from  the date of the  contract.  The cost to the Fund of engaging in forward currency  transactions  depends on such factors as the currency  involved,  the size of the contract,  the length of the  contract  and the  prevailing  market  conditions.  Forward  currency  contracts  are highly  volatile,  with a relatively small price movement potentially resulting in substantial gains or losses to the Fund.  Additionally,  the Fund may lose money on forward  currency  transactions  if changes in the currency  rates do not occur as  anticipated or if the Fund's counterparty to the contract were to default.

Options
Options are rights to buy or sell an underlying  asset or instrument for a specified price (the exercise price) during,  or at the end of, a specified period.  The seller (or writer) of the option receives a payment,  or premium,  from the buyer,  which the writer keeps  regardless  of whether the buyer uses (or  exercises)  the option.  Options can trade on exchanges or in the
OTC market and may be bought or sold on a wide variety of  underlying  assets or  instruments,  including  financial  indices, individual  securities,  and other  derivative  instruments,  such as futures  contracts.  Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

  The Fund may buy/sell the following types of options:
Call Options
A call option  gives the holder  (buyer) the right to buy the  underlying  asset from the seller  (writer) of the option.  The
Fund may use call options in the following ways:

o        Buy call options on securities indices, U.S. Treasury securities and currencies (both U.S. and foreign) in anticipation of an increase in the value of the underlying asset or instrument; and
o        Write covered call options on portfolio securities and listed call options on futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Put Options
A put option  gives the  holder  the right to sell the  underlying  asset to the  writer of the  option.  The Fund may use put options in the following ways:

o        Buy put options on portfolio securities, securities indices, currencies (both U.S. and foreign) and listed put options on financial futures contracts in anticipation of a decrease in the value of the underlying asset; and
o        Write secured put options on portfolio securities to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the
         Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.
The Fund may also buy or write options, as needed, to close out existing option positions.

Swaps
Swaps are  contracts in which two parties  agree to pay each other  (swap) the returns  derived  from  underlying  assets with differing  characteristics.  Most swaps do not involve the delivery of the underlying  assets by either party, and the parties might not own the assets  underlying  the swap.  The payments  are usually made on a net basis so that,  on any given day, the
Fund would  receive (or pay) only the amount by which its payment  under the  contract is less than (or exceeds) the amount of the other party's  payment.  Swap agreements are  sophisticated  instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps
Interest rate swaps are  contracts in which one party agrees to make regular  payments  equal to a fixed or floating  interest rate times a stated  principal  amount of  fixed-income  securities,  in return for  payments  equal to a  different  fixed or floating rate times the same principal  amount,  for a specific  period.  For example,  a $10 million LIBOR swap would require one party to pay the equivalent of the London  Interbank  Offer Rate of interest (which  fluctuates) on $10 million  principal amount in  exchange  for the right to receive the  equivalent  of a stated  fixed rate of  interest  on $10 million  principal amount.

Caps and Floors
Caps and Floors are  contracts in which one party agrees to make  payments  only if an interest rate or index goes above (Cap)
or below (Floor) a certain level in return for a fee from the other party.

Total Return Swaps
Total return swaps are  contracts in which one party  agrees to make  payments of the total return from the  underlying  asset during the  specified  period,  in return for payments  equal to a fixed or floating rate of interest or the total return from another underlying asset.

Credit Default Swaps
A credit default swap is an agreement between two parties (the  "Counterparties")  whereby one party (the "Protection  Buyer")
agrees to make  payments  over the term of the CDS to another  party (the  "Protection  Seller"),  provided that no designated event of default (an "Event of Default")  occurs on an underlying  bond (the  "Reference  Bond") has occurred.  If an Event of
Default  occurs,  the  Protection  Seller  must pay the  Protection  Buyer the full  notional  value,  or "par  value," of the
Reference  Bond in exchange for the Reference  Bond or another  similar bond issued by the issuer of the  Reference  Bond (the
"Deliverable  Bond").  The  Counterparties  agree to the  characteristics  of the Deliverable Bond at the time that they enter into the CDS. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. Under normal  circumstances,  the
Fund will enter into a CDS for  hedging  purposes  (as  Protection  Buyer) or to  generate  additional  income (as  Protection
Seller).  If the Fund is a Protection  Buyer and no Event of Default occurs,  the Fund will lose its entire  investment in the
CDS (i.e., an amount equal to the payments made to the Protection  Seller).  However,  if an Event of Default occurs, the Fund
(as  Protection  Buyer)  will  deliver the  Deliverable  Bond and receive a payment  equal to the full  notional  value of the
Reference  Bond,  even though the  Reference  Bond may have little or no value.  If the Fund is the  Protection  Seller and no
Event of Default occurs,  the Fund will receive a fixed rate of income  throughout the term of the CDS.  However,  if an Event of Default  occurs,  the Fund (as Protection  Seller) will pay the  Protection  Buyer the full notional value of the Reference
Bond and receive the  Deliverable  Bond from the Protection  Buyer. A CDS may involve  greater risks than if the Fund invested directly in the Reference  Bond.  For example,  a CDS may increase  credit risk since the Fund has exposure to both the issuer of the Reference Bond and the Counterparty to the CDS.

Special Transactions

Hybrid Instruments

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security).  All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices).  Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument.  Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.  Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments.
Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.
Credit Linked Notes
A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the
"Note Issuer") that is intended to replicate a bond or a portfolio of bonds. The purchaser of the CLN (the "Note Purchaser")
invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the "Reference Bond"). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an "Event of Default") with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond
(a "Restructuring Event") or (ii) the value of the Reference Bond or some other settlement amount agreed to in advance by the Note Issuer and the Note Purchaser, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical deliver of the Reference Bond in the event of an Event of Default or a Restructuring Event.  Typically, the Reference Bond is a corporate bond, however, any type of fixed-income security (including a foreign government security) could be used as the Reference Bond.

Repurchase Agreements
Repurchase  agreements  are  transactions  in which the Fund  buys a  security  from a dealer  or bank and  agrees to sell the security back at a mutually  agreed upon time and price.  The repurchase  price exceeds the sale price,  reflecting the Fund's return on the  transaction.  This return is unrelated to the interest  rate on the  underlying  security.  The Fund will enter into repurchase  agreements only with banks and other recognized financial  institutions,  such as securities dealers,  deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse  repurchase  agreements  are  repurchase  agreements  in which the Fund is the seller  (rather  than the buyer) of the securities,  and agrees to repurchase them at an agreed upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund.  Reverse repurchase  agreements are subject to credit risks. In addition,  reverse repurchase agreements  create  leverage risks because the Fund must repurchase the underlying  security at a higher price,  regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery  transactions,  including when issued transactions,  are arrangements in which the Fund buys securities for a set price,  with payment and delivery of the securities  scheduled for a future time.  During the period between  purchase and settlement,  no  payment  is made by the Fund to the  issuer  and no  interest  accrues  to the  Fund.  The Fund  records  the transaction  when it agrees to buy the securities and reflects their value in determining the price of its shares.  Settlement dates may be a month or more after entering into these  transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed  delivery  transactions  create interest rate risks for the Fund.  Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAS)
As with other delayed delivery  transactions,  a seller agrees to issue a TBA security at a future date.  However,  the seller does not specify the  particular  securities  to be  delivered.  Instead,  the Fund agrees to accept any  security  that meets specified  terms.  For example,  in a TBA  mortgage-backed  transaction,  the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying  mortgages.  The seller would not identify the specific  underlying  mortgages until it issues the security.  TBA mortgage-backed  securities increase interest rate risks because the underlying  mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls
Dollar rolls are  transactions  where the Fund sells  mortgage-backed  securities  with a commitment  to buy similar,  but not identical,  mortgage-backed  securities on a future date at a lower price.  Normally,  one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Asset Coverage
In order to secure its  obligations in connection with  derivatives  contracts or special  transactions,  the Fund will either own the underlying assets, enter into an offsetting  transaction or set aside readily marketable  securities with a value that equals or exceeds the Fund's  obligations  in accordance  with the Adviser's  asset  segregation  policy.  Unless the Fund has other readily  marketable  assets to set aside, it cannot trade assets used to secure such  obligations  without entering into an offsetting  derivative  contract or terminating a special  transaction.  This may cause the Fund to miss favorable  trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The  Securities  and Exchange  Commission  (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated  Investors,  Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other  Federated  funds.  Participation  in this  inter-fund  lending  program is voluntary for both borrowing and lending funds,  and an inter-fund loan is only made if it benefits each  participating  Federated fund.  Federated  Investors,
Inc.  (Federated)  administers the program  according to procedures  approved by the Fund's Board,  and the Board monitors the operation  of the program.  Any  inter-fund  loan must comply with  certain  conditions  set out in the  exemption,  which are designed to assure fairness and protect all participating Federated funds.

  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.

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Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other  investment  companies,  including  the  securities of affiliated  money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

  The Fund may also invest in mortgage-backed high yield and emerging market debt securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Fixed-Income Securities Investment Risks

Liquidity Risks
Trading  opportunities are more limited for fixed-income  securities that have not received any credit ratings,  have received ratings below investment grade or are not widely held.

  Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Sector Risks
A substantial  part of the Fund's  portfolio may be comprised of securities  issued or credit enhanced by companies in similar businesses, or with other similar characteristics.  As a result, the Fund will be more susceptible to any economic,  business, political, or other developments which generally affect these issuers.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due.
If an issuer defaults, the Fund will lose money.

Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services,
Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate.  The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions.
A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.
This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Equity Securities Investment Risks

Stock Market Risks
The value of equity  securities in the Fund's portfolio will rise and fall. These  fluctuations  could be a sustained trend or a drastic movement.  The Fund's portfolio will reflect changes in prices of individual  portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities.
However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Euro Risks
The Fund may make  significant  investments in securities  denominated  in the Euro,  the new single  currency of the European
Monetary  Union (EMU).  Therefore,  the exchange rate between the Euro and the U.S.  dollar will have a significant  impact on the value of the Fund's investments.

  With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies.
This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Liquidity Risks
Trading  opportunities  are more limited for equity  securities  that are not widely held.  This may make it more difficult to sell or buy a  security  at a  favorable  price or time.  Consequently,  the Fund may have to  accept a lower  price to sell a security,  sell  other  securities  to raise cash or give up an  investment  opportunity,  any of which  could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks of Investing in Derivative Contracts and Hybrid Instruments

The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings.  Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty.  Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders.  Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

Fundamental INVESTMENT Objective

The investment  objective of the Fund is to seek a high level of current income.  The investment  objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities  comprising 75% of the value of its total assets, the Fund will not purchase  securities of any one issuer (other than cash;  cash items;  securities  issued or guaranteed by the government of the United States or its agencies or instrumentalities  and repurchase  agreements  collateralized by such U.S. government  securities;  and securities of other investment  companies)  if, as a result,  more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Issuing Senior Securities and Borrowing Money
The Fund may borrow money,  directly or  indirectly,  and issue senior  securities to the maximum extent  permitted  under the
Investment Company Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate,  provided  that this  restriction  does not prevent the Fund from  investing in issuers  which  invest,  deal,  or  otherwise  engage in  transactions  in real estate or interests  therein,  or investing in securities that are secured by real estate or interests  therein.  The Fund may exercise its rights under agreements  relating to such  securities,  including the right to enforce  security  interests  and to hold real estate  acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell  physical  commodities,  provided that the Fund may purchase  securities  of companies  that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other  issuers,  except that the Fund may engage in  transactions  involving the acquisition,  disposition  or resale of its  portfolio  securities,  under  circumstances  where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities
The Fund may not make loans,  provided  that this  restriction  does not prevent the Fund from  purchasing  debt  obligations, entering into repurchase agreements,  lending its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage,  pledge,  or hypothecate any of its assets,  provided that this shall not apply to the transfer of securities  in connection  with any  permissible  borrowing or to  collateral  arrangements  in  connection  with  permissible activities.

Buying On Margin
The Fund will not purchase  securities  on margin,  provided  that the Fund may obtain  short-term  credits  necessary for the clearance of purchases and sales of  securities,  and further  provided  that the Fund may make margin  deposits in connection with its use of financial  options and futures,  forward and spot currency  contracts,  swap  transactions and other financial contracts or derivative instruments.


Investing in Illiquid Securities
The Fund will not purchase  securities for which there is no readily available market, or enter into repurchase  agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately  after and as a result,  the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.


Purchasing Call Options
The Fund may purchase call options on securities indices and U.S. Treasury securities.

  In applying the Fund's concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the
SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."
  As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a
U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items" and "bank instruments."  Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o        for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o        in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o        futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o        for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

o        for other fixed-income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o        for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE).
In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S.
dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?
Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to investment professionals that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When an investment professional's customer purchases Shares, the investment professional may receive a Dealer Reallowance as follows:

Class A Shares
                                                   Dealer Reallowance
                                                   as a Percentage of
Purchase Amount                                    Public Offering Price
Less than $100,000                                 4.00%
$100,000 but less than $250,000                    3.25%
$250,000 but less than $500,000                    2.25%
$500,000 but less than $1 million                  1.80%
$1 million or greater                              0.00%

Class C Shares
------------------------------------------------------------------------------------------------------------------------------
                                                  Dealer Reallowance
                                                  as a Percentage of
                                                  Public Offering Price
All Purchase Amounts                              1.00%

Class F Shares
------------------------------------------------------------------------------------------------------------------------------
                                                   Dealer Reallowance
                                                   as a Percentage of
Purchase Amount                                    Public Offering Price
Less than $1 million                               1.00%
$1 million or greater                              0.00%

------------------------------------------------------------------------------------------------------------------------------

ADVANCE COMMISSIONS
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)
                                           Advance Commission
                                           as a Percentage of
Purchase Amount                            Public Offering Price
First $1 million - $5 million              0.75%
Next $5 million - $20 million              0.50%
Over $20 million                           0.25%
Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
------------------------------------------------------------------------------------------------------------------------------

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

                                                                        Advance Commission
                                                                        as a Percentage of
Class B Shares                                                          Public Offering Price
All Purchase Amounts                                                    Up to 5.50%
                                                                        Advance Commission
                                                                        as a Percentage of
Class C Shares                                                          Public Offering Price
All Purchase Amounts                                                    1.00%
Class F Shares
                                                                        Advance Commission
                                                                        as a Percentage of
Purchase Amount                                                         Public Offering Price
Less than $2 million                                                    1.00%
$2 million but less than $5 million                                     0.50%
$5 million or greater                                                   0.25%

------------------------------------------------------------------------------------------------------------------------------

RULE 12B-1 PLAN (Class b shares, class c shares and class f shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the
Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to investment professionals.

Additional Payments to Financial Institutions
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser).  While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1
Plan and/or Service Fees.

You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of
Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell Federated fund shares through retirement plan programs.  A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of Shares.  Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees.  The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Fund and the amount retained by the
Distributor for the last three fiscal years ended November 30:

                               2004                                 2003                                  2002
                 Total Sales                           Total Sales                           Total Sales      Amount Retained
                   Charges        Amount Retained        Charges        Amount Retained        Charges
Class A Shares    $2,421,589         $285,309          $2,310,192          $264,588            $639,170           $95,538
Class B Shares     $790,154             $0             $1,796,434             $0             $12,711,830        $5,159,781
Class C Shares     $263,815          $10,,860           $269,564            $12,507            $207,403          $103,935
Class F Shares     $22,521             $745              $16,150            $3,689             $14,758            $3,267

------------------------------------------------------------------------------------------------------------------------------

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered.
Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding Shares of all series entitled to vote.

As of January 4, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A
Shares: FTC & Co., Denver, CO, owned approximately 2,196,269 Shares (5.43%) and Edward Jones & Co., Maryland Heights, MO,
owned approximately 13,583,241 Shares (33.59%).

As of January 4, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B
Shares: Citigroup Global Markets Inc., New York, NY, owned approximately 4,127,519 Shares (5.97%) and Edward Jones & Co.,
Maryland Heights, MO, owned approximately 6,301,758 Shares (9.12%).

As of January 4, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C
Shares:  Citigroup Global Markets Inc., New York, NY, owned approximately 748,583 Shares (6.68%); MLPF & S, Jacksonville,
FL, owned approximately 819, 190 Shares (7.31%), and Edward Jones & Co., Maryland Heights, MO, owned approximately 1,326,240
Shares (11.84%).

As of January 4, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F
Shares:  Edward Jones & Co., Maryland Heights, MO, owned approximately 308,458 Shares (10.59%) and MLPF & S, Jacksonville,
FL, owned approximately 312,950 Shares (10.74%).

Edward Jones & Co. is organized in the state of Missouri and is a subsidiary of Edward D. Jones & Co., LP which is organized in the state of Missouri.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies
(PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund
(i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  As of December 31, 2004,
the Corporation comprises three portfolios  and the Federated Fund Complex consists of 44 investment companies (comprising
133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of January 4, 2005, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, and
Class F Shares.

INTERESTED Directors BACKGROUND AND COMPENSATION

                                                                                    Aggregate
                                                                                    Compensation
                                                                                    From Fund
                                                                                    (past fiscal        Total Compensation
Name                                                                                year)               From Corporation and
Birth Date                                                                                              Federated Fund
Address                                                                                                 Complex
Positions Held with                                                                                     (past calendar year)
Corporation                      Principal Occupation(s) for Past Five Years,
Date Service Began               Other Directorships Held and Previous
                                 Position(s)
                                 Principal Occupations: Chairman and Director or        $0
John F. Donahue*                 Trustee of the Federated Fund Complex; Chairman                            $0
Birth Date: July 28, 1924        and Director, Federated Investors, Inc.
DIRECTOR AND CHAIRMAN            ------------------------------------------------
Began serving: October 1991
                                 Previous Positions: Trustee, Federated
                                 Investment Management Company and Chairman and
                                 Director, Federated Investment Counseling.

                                 Principal Occupations: Principal Executive             $0
J. Christopher Donahue*          Officer and President of the Federated Fund                                 $0
Birth Date: April 11, 1949       Complex; Director or Trustee of some of the
DIRECTOR AND PRESIDENT           Funds in the Federated Fund Complex; President,
Began serving: January 2000      Chief Executive Officer and Director, Federated
                                 Investors, Inc.; Chairman and Trustee,
                                 Federated Investment Management Company;
                                 Trustee, Federated Investment Counseling;
                                 Chairman and Director, Federated Global
                                 Investment Management Corp.; Chairman,
                                 Federated Equity Management Company of
                                 Pennsylvania, Passport Research, Ltd. and
                                 Passport Research II, Ltd.; Trustee, Federated
                                 Shareholder Services Company; Director,
                                 Federated Services Company.

                                 Previous Positions: President, Federated
                                 Investment Counseling; President and Chief
                                 Executive Officer, Federated Investment
                                 Management Company, Federated Global Investment
                                 Management Corp. and Passport Research, Ltd.

                                 Principal Occupations: Director or Trustee of         $959.32
Lawrence D. Ellis, M.D.*         the Federated Fund Complex; Professor of                                    $148,500
Birth Date: October 11, 1932     Medicine, University of Pittsburgh; Medical
3471 Fifth Avenue                Director, University of Pittsburgh Medical
Suite 1111                       Center Downtown; Hematologist, Oncologist and
Pittsburgh, PA                   Internist, University of Pittsburgh Medical
DIRECTOR                         Center.
Began serving: October 1991
                                 Other Directorships Held: Member, National
                                 Board of Trustees, Leukemia Society of America.

                                 Previous Positions: Trustee, University of
                                 Pittsburgh; Director, University of Pittsburgh
                                 Medical Center.

*  Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT directors BACKGROUND AND COMPENSATION

                                                                                        Aggregate
                                                                                      Compensation
                                                                                        From Fund
                                                                                      (past fiscal        Total Compensation
Name                                                                                      year)          From Corporation and
Birth Date                                                                                                  Federated Fund
Address                                                                                                        Complex
Positions Held with                                                                                      (past calendar year)
Corporation                      Principal Occupation(s) for Past Five Years,
Date Service Began               Other Directorships Held and Previous
                                 Position(s)
                                 Principal Occupation: Director or Trustee of           $1055.25               $163,350
Thomas G. Bigley                 the Federated Fund Complex.
Birth Date: February 3, 1934
15 Old Timber Trail              Other Directorships Held: Director, Member of
Pittsburgh, PA                   Executive Committee, Children's Hospital of
DIRECTOR                         Pittsburgh; Director, University of Pittsburgh.
Began serving: November 1994
                                 Previous Position: Senior Partner, Ernst &
                                 Young LLP.

                                 Principal Occupations: Director or Trustee of          $1055.25               $163,350
John T. Conroy, Jr.              the Federated Fund Complex; Chairman of the
Birth Date: June 23, 1937        Board, Investment Properties Corporation;
Investment Properties            Partner or Trustee in private real estate
Corporation                      ventures in Southwest Florida.
3838 North Tamiami Trail
Suite 402                        Previous Positions: President, Investment
Naples, FL                       Properties Corporation; Senior Vice President,
DIRECTOR                         John R. Wood and Associates, Inc., Realtors;
Began serving: October 1991      President, Naples Property Management, Inc. and
                                 Northgate Village Development Corporation.

                                 Principal Occupation: Director or Trustee of           $1055.25               $163,350
Nicholas P. Constantakis         the Federated Fund Complex.
Birth Date: September 3, 1939
175 Woodshire Drive              Other Directorships Held: Director and Member
Pittsburgh, PA                   of the Audit Committee, Michael Baker
Director                         Corporation (engineering and energy services
Began serving: February 1998     worldwide).

                                 Previous Position: Partner, Anderson Worldwide
                                 SC.

                                 Principal Occupation: Director or Trustee of            $959.32               $148,500
John F. Cunningham               the Federated Fund Complex.
Birth Date: March 5, 1943
353 El Brillo Way                Other Directorships Held: Chairman, President
Palm Beach, FL                   and Chief Executive Officer, Cunningham & Co.,
DIRECTOR                         Inc. (strategic business consulting); Trustee
Began serving: January 1999      Associate, Boston College.

                                 Previous Positions: Director, Redgate
                                 Communications and EMC Corporation (computer
                                 storage systems); Chairman of the Board and
                                 Chief Executive Officer, Computer Consoles,
                                 Inc.; President and Chief Operating Officer,
                                 Wang Laboratories; Director, First National
                                 Bank of Boston; Director, Apollo Computer, Inc.

                                 Principal Occupation: Director or Trustee of            $959.32               $148,500
Peter E. Madden                  the Federated Fund Complex.
Birth Date: March 16, 1942
One Royal Palm Way               Other Directorships Held: Board of Overseers,
100 Royal Palm Way               Babson College.
Palm Beach, FL
DIRECTOR                         Previous Positions: Representative,
Began serving: October 1991      Commonwealth of Massachusetts General Court;
                                 President, State Street Bank and Trust Company
                                 and State Street Corporation (retired);
                                 Director, VISA USA and VISA International;
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust
                                 Corporation; Director, The Boston Stock
                                 Exchange.

                                 Principal Occupations: Director or Trustee of          $1055.25               $163,350
Charles F. Mansfield, Jr.        the Federated Fund Complex; Management
Birth Date: April 10, 1945       Consultant; Executive Vice President, DVC
80 South Road                    Group, Inc. (marketing, communications and
Westhampton Beach, NY            technology) (prior to 9/1/00).
DIRECTOR
Began serving: January 1999      Previous Positions: Chief Executive Officer,
                                 PBTC International Bank; Partner, Arthur Young
                                 & Company (now Ernst & Young LLP); Chief
                                 Financial Officer of Retail Banking Sector,
                                 Chase Manhattan Bank; Senior Vice President,
                                 HSBC Bank USA (formerly, Marine Midland Bank);
                                 Vice President, Citibank; Assistant Professor
                                 of Banking and Finance, Frank G. Zarb School of
                                 Business, Hofstra University.

                                 Principal Occupations: Director or Trustee of          $1,151.17              $178,200
John E. Murray, Jr., J.D.,       the Federated Fund Complex; Chancellor and Law
S.J.D.                           Professor, Duquesne University; Partner,
Birth Date: December 20, 1932    Murray, Hogue & Lannis.
Chancellor, Duquesne
University                       Other Directorships Held: Director, Michael
Pittsburgh, PA                   Baker Corp. (engineering, construction,
DIRECTOR                         operations and technical services).
Began serving: February 1995
                                 Previous Positions: President, Duquesne
                                 University; Dean and Professor of Law,
                                 University of Pittsburgh School of Law; Dean
                                 and Professor of Law, Villanova University
                                 School of Law.

                                 Principal Occupations:  Director or Trustee of          $959.32               $148,500
Marjorie P. Smuts                the Federated Fund Complex; Public
Birth Date: June 21, 1935        Relations/Marketing Consultant/Conference
4905 Bayard Street               Coordinator.
Pittsburgh, PA
DIRECTOR                         Previous Positions: National Spokesperson,
Began serving: October 1991      Aluminum Company of America; television
                                 producer; President, Marj Palmer Assoc.; Owner,
                                 Scandia Bord.

                                 Principal Occupations:  Director or Trustee of          $959.32               $148,500
John S. Walsh                    the Federated Fund Complex; President and
Birth Date: November 28, 1957    Director, Heat Wagon, Inc. (manufacturer of
2604 William Drive               construction temporary heaters); President and
Valparaiso, IN                   Director, Manufacturers Products, Inc.
DIRECTOR                         (distributor of portable construction heaters);
Began serving: January 1999      President, Portable Heater Parts, a division of
                                 Manufacturers Products, Inc.

                                 Previous Position: Vice President, Walsh &
                                 Kelly, Inc.

------------------------------------------------------------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with Corporation
------------------------------------------  Principal Occupation(s) and Previous Position(s)
Date Service Began
                                            Principal Occupations: Executive Vice President and Secretary of the Federated
John W. McGonigle                           Fund Complex; Executive Vice President, Secretary and Director, Federated
Birth Date: October 26, 1938                Investors, Inc.
EXECUTIVE VICE PRESIDENT AND SECRETARY
Began serving: November 1991                Previous Positions: Trustee, Federated Investment Management Company and
                                            Federated Investment Counseling; Director, Federated Global Investment Management
                                            Corp., Federated Services Company and Federated Securities Corp.

                                            Principal Occupations: Principal Financial Officer and Treasurer of the Federated
Richard J. Thomas                           Fund Complex; Senior Vice President, Federated Administrative Services.
Birth Date: June 17, 1954
TREASURER                                   Previous Positions: Vice President, Federated Administrative Services; held
Began serving: November 1998                various management positions within Funds Financial Services Division of
                                            Federated Investors, Inc.

                                            Principal Occupations: Vice Chairman or Vice President of some of the Funds in
Richard B. Fisher                           the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman,
Birth Date: May 17, 1923                    Federated Securities Corp.
VICE CHAIRMAN
Began serving: August 2002                  Previous Positions: President and Director or Trustee of some of the Funds in the
                                            Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and
                                            Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson                              ----------------------------------------------------------------------------------
Birth Date: September 12, 1953              Principal Occupations:  Mary Jo Ochson was named Chief Investment Officer of
CHIEF INVESTMENT OFFICER                    tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has
Began serving: May 2004                     been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser
                                            since 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A.
                                            in Finance from the University of Pittsburgh.
                                            Principal Occupations:  Robert J. Ostrowski joined Federated in 1987 as an
Robert J. Ostrowski                         Investment Analyst and became a Portfolio Manager in 1990. He was named Chief
Birth Date: April 26, 1963                  Investment Officer of taxable fixed-income products in 2004 and also serves as a
CHIEF INVESTMENT OFFICER                    Senior Portfolio Manager. He has been a Senior Vice President of the Fund's
Began serving: May 2004                     Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

                                            Joseph M. Balestrino has been the Fund's Portfolio Manager since 1996. He is Vice
Joseph M. Balestrino                        President of the Corporation. Mr. Balestrino joined Federated in 1986 and has
Birth Date: November 3, 1954                been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser
VICE PRESIDENT                              since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser
Began serving: November 1998                from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant
                                            Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered
                                            Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

                                            Jeff A. Kozemchak is Vice President of the Corporation. Mr. Kozemchak joined
Jeff A. Kozemchak                           Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior
Birth Date: January 15, 1960                Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until
VICE PRESIDENT                              1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak
------------------------------------------  is a Chartered Financial Analyst and received his M.S. in Industrial
Began serving: November 1998                Administration from Carnegie Mellon University in 1987.

** Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------------------------------------------------------

COMMITTEES of the board
                                                                                                             Meetings Held
Board          Committee                                                                                     During Last
Committee      Members                     Committee Functions                                               Fiscal Year
Executive                                  In between meetings of the full Board, the Executive Committee    Six
               John F. Donahue             generally may exercise all the powers of the full Board in the
               John E. Murray, Jr.,        management and direction of the business and conduct of the
               J.D., S.J.D.                affairs of the Corporation in such manner as the Executive
                                           Committee shall deem to be in the best interests of the
                                           Corporation.  However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of
                                           Directors, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

Audit                                      The purposes of the Audit Committee are to oversee the            Seven
               Thomas G. Bigley            accounting and financial reporting process of the Fund, the
               John T. Conroy, Jr.         Fund`s internal control over financial reporting, and the
               Nicholas P. Constantakis    quality, integrity and independent audit of the Fund`s
               Charles F. Mansfield, Jr.   financial statements.  The Committee also oversees or assists the Board with the oversight of compliance with legal
                                           requirements relating to those matters, approves the
                                           engagement and reviews the qualifications, independence and performance of the Fund`s independent registered public
                                           accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund`s internal audit function.

Nominating                                                                                                   One
               Thomas G. Bigley            The Nominating Committee, whose members consist of all
               John T. Conroy, Jr.         Independent  Directors, selects and nominates persons for
               Nicholas P. Constantakis    election to the Fund`s Board when vacancies occur. The
               John F. Cunningham          Committee will consider candidates recommended by
               Peter E. Madden             shareholders, Independent Directors, officers or employees of
               Charles F. Mansfield, Jr.   any of the Fund`s agents or service providers and counsel to
               John E. Murray, Jr.         the Fund. Any shareholder who desires to have an individual
               Marjorie P. Smuts           considered for nomination by the Committee must submit a
               John S. Walsh               recommendation in writing to the Secretary of the Fund, at the
                                           Fund 's address appearing on the back cover of this Statement of Additional Information. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate's
                                           qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate.  Those factors will
                                           ordinarily include:  integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an "Independent Director," the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience, and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.

Board ownership of shares in the fund and in the FEDERATED family of Investment companies AS OF dECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------
                                                                              Aggregate
                                                                           Dollar Range of
                                           Dollar Range of                 Shares Owned in
Interested                                   Shares Owned                Federated Family of
Board Member Name                              in Fund                  Investment Companies
John F. Donahue                             Over $100,000                   Over $100,000
J. Christopher Donahue                           None                       Over $100,000
Lawrence D. Ellis, M.D.                          None                       Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                 None                       Over $100,000
John T. Conroy, Jr.                              None                       Over $100,000
Nicholas P. Constantakis                         None                       Over $100,000
John F. Cunningham                               None                       Over $100,000
Peter E. Madden                                  None                       Over $100,000
Charles F. Mansfield, Jr.                  $10,001- $50,000              $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                None                       Over $100,000
Marjorie P. Smuts                                None                       Over $100,000
John S. Walsh                                    None                       Over $100,000

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the
Corporation.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the
Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of the
Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the
Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the
Fund and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the
Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the
Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities;
the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator).  The reports also discuss any indirect benefit
Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The
Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the
Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the
Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor Responsibility Research
Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting
Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the
Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy
Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy
Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the
Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the
Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy
Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy
Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the
Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the
Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website.  Go to www.federatedinvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX.


PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the "Products" section of the Federated Investors website at www.federatedinvestors.com.  A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and credit quality.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link.  A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on
"Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio
Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the
Fund.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the
Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.  Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.


On November 30, 2004 the Fund owned securities of the following regular broker/dealers: Federated Securities - $639,329,599.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports;
economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, November 30, 2004, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $5,002,542 for which the Fund paid $9,735 in brokerage commissions.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services
(including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                       Average Aggregate Daily
Maximum Administrative Fee             Net Assets of the Federated Funds
0.150 of 1%                            on the first $5 billion
0.125 of 1%                            on the next $5 billion
0.100 of 1%                            on the next $10 billion
0.075 of 1%                            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended November 30
                                                      2004                          2003                  2002
Advisory Fee Earned                                $9,136,457                    $7,926,572            $6,777,345
Advisory Fee Reduction                              $753,806                      $543,350              $523,306
Advisory Fee Reimbursement                           $2,950                        $4,548                $3,064
Administrative Fee                                  $819,057                      $705,340              $599,596
12b-1 Fee:
  Class B Shares                                   $4,804,472                        --                    --
  Class C Shares                                    $690,802                         --                    --
  Class F Shares                                       --                            --                    --
Shareholder Services Fee:
   Class A Shares                                   $796,550                         --                    --
   Class B Shares                                  $1,601,491                        --                    --
   Class C Shares                                   $230,268                         --                    --
   Class F Shares                                   $58,885                          --                    --
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
------------------------------------------------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year or Start of Performance periods ended November 30, 2004.

Yield is given for the 30-day period ended November 30, 2004.

                                    30-Day Period         1 Year        5 Years        10 Years
Class A Shares:
Total Return
   Before Taxes                          N/A              4.85%          6.94%          7.71%
   After Taxes on                        N/A              2.45%          3.60%          4.17%
   Distributions
   After Taxes on                        N/A
   Distributions and Sale of                              3.07%          3.77%          4.31%
   Shares
Yield                                   5.70%              N/A            N/A            N/A

                                    30-Day Period         1 Year        5 Years        Start of
                                                                                     Performance
                                                                                          on
                                                                                      7/27/1995
Class B Shares:
Total Return
Before Taxes                             N/A              3.30%          6.80%          7.03%
After Taxes on Distributions             N/A              1.08%          3.71%          3.79%
After Taxes on Distributions
and Sale of Shares                       N/A              2.08%          3.82%          3.93%
Yield                                   5.21%              N/A            N/A            N/A

                                    30-Day Period         1 Year        5 Years        10 Years
Class C Shares:
Total Return
Before Taxes                             N/A              6.82%          6.91%          7.29%
After Taxes on Distributions             N/A              4.61%          3.86%          4.06%
After Taxes on Distributions             N/A              4.36%          3.94%          4.17%
and Sale of Shares
Yield                                   5.16%              N/A            N/A            N/A

                                    30-Day Period         1 Year        5 Years        10 Years
Class F Shares:
Total Return
Before Taxes                             N/A              7.52%          7.68%          8.00%
After Taxes on Distributions             N/A              5.02%          4.31%          4.48%
After Taxes on Distributions             N/A              4.80%          4.40%          4.58%
and Sale of Shares
Yield                                   5.91%              N/A            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a
$10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of
Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with
$10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o        charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o        discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Financial Publications
The Wall Street Journal,  Business Week, Changing Times,  Financial World, Forbes,  Fortune and Money magazines,  among others provide performance statistics over specified time periods.

International Financial Statistics
International Financial Statistics is produced by the IMF.

Lehman Brothers Aggregate Bond Index

Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from Lehman Brothers Government/Corporate
Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index.  Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

Lehman Brothers Government/Credit Total Index
Lehman Brothers  Government/Credit  Total Bond Index is comprised of approximately  5,000 issues which include  nonconvertible bonds  publicly  issued by the U.S.  government  or its  agencies;  corporate  bonds  guaranteed  by the U.S.  government  and quasi-federal corporations;  and publicly issued, fixed-rate,  non-convertible domestic bonds of companies in industry, public utilities,  and finance.  The average maturity of these bonds approximates nine years.  Tracked by Lehman Brothers,  Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Lehman Brothers High Yield Bond Index
Lehman  Brothers  High Yield Bond Index is an  unmanaged  index that  includes all fixed  income  securities  having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million, and at least 1 year to maturity.

Lehman Brothers Emerging Market Bond Index
Tracks total  returns for  external-currency-denominated  debt  instruments  of the  emerging  markets:  Brady  bonds,  loans,
Eurobonds, and U.S. dollar-denominated local market instruments.  Countries covered are Argentina,  Brazil, Bulgaria, Ecuador,
Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Lipper, Inc.
Lipper,  Inc.  ranks funds in various fund  categories by making  comparative  calculations  using total return.  Total return assumes the  reinvestment  of all capital gains  distributions  and income  dividends and takes into account any change in net asset value over a specified period of time.

Moody's Investors Service, Inc., Fitch Ratings, and Standard & Poor's
Moody's, Fitch and S&P are various publications.

Morningstar, Inc.
Morningstar,  Inc. is an independent  rating service,  is the publisher of the bi-weekly Mutual Fund Values,  which rates more than 1,000  NASDAQ-listed  mutual funds of all types,  according to their  risk-adjusted  returns.  The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated  and its  subsidiaries  are  dedicated to providing  you with  world-class  investment  management.  From offices in
Pittsburgh,  New York City and  Frankfurt,  Federated  is a firm with  independent  research,  product  breadth  and  industry standing.

Federated  seeks to achieve  superior and  sustainable  investment  performance  for a broad array of global clients through a disciplined  investment  process and an  information  advantage  created by  proprietary  fundamental  research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

Federated Funds overview

Equities
As of December 31, 2004,  Federated  managed 34 equity funds  totaling  approximately  $26.0 billion in assets across  growth, value, equity income, international, index and asset allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including, high-yield,  multi-sector,  mortgage-backed,  U.S.
government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of  December  31,  2004,  Federated  managed  15  municipal  bond funds with  approximately  $3.4  billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government,
11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and
$58.9 million.

The Chief Investment  Officers  responsible for oversight of the various  investment  sectors within Federated are: Stephen F.
Auth,  CFA for Global  Equity;  Robert J.  Ostrowski,  CFA for Taxable  Fixed Income;  Mary Jo Ochson,  CFA for Tax Free Fixed
Income; and Deborah A. Cunningham, CFA for Money Market funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended November 30, 2004 are incorporated herein by reference to the Annual Report to Shareholders of Federated Strategic Income Fund dated November 30, 2004.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains.
Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Long-Term Debt Ratings
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.


ADDRESSES

Federated strategic income fund

Class A Shares
Class B Shares
Class C Shares
Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116


                                                                                                                      Appendix

         The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Custodian

State Street Bank and Trust Company

Securities Lending Agent

State Street Bank and Trust Company

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Legal Counsel

Reed Smith LLP
Dickstein, Shapiro, Morin & Oshinsky, LLP

Service Providers

Bloomberg
Factset
Institutional Shareholder Services, Inc.
Investor Responsibilty Research Center
Wilshire Associates, Inc.

Security Pricing Services

FT Interactive Data
Reuters

Ratings Agencies

S&P

Performance Reporting/Publications

Fidelity-Strategic Advisors
Lipper
NASDAQ
Value Line
Vickers
Wiesenberger/Thomson Financial

Other

Investment Company Institute
Astec Consulting Group Inc.


PART C.  OTHER INFORMATION.

Item 22.  Exhibits

                  (a)      (i)        Conformed copy of Articles of Incorporation of the Registrant; (1)
                           (ii)       Conformed copy of Amendment No. 1 to the Articles of Incorporation of the
                                      Registrant; (12)
                           (iii)      Conformed copy of Amendment No. 2 to the Articles of Incorporation of the
                                      Registrant; (12)
                           (iv)       Conformed copy of Amendment No. 3 to the Articles of Incorporation of the
                                      Registrant; (12)
                           (v)        Conformed copy of Amendment No.4 to the Articles of Incorporation of the
                                      Registrant; (12)
                           (vi)       Conformed copy of Amendment No. 5 to the Articles of Incorporation of the
                                      Registrant; (12)
                           (vii)      Conformed copy of Amendment No. 6 to the Articles of Incorporation of the
                                      Registrant; (21)
                           (viii)     Conformed copy of Amendment No. 7 to the Articles of Incorporation of the
                                      Registrant; (21)
                           (ix)       Conformed copy of Amendment No. 8 to the Articles of Incorporation of the
                                      Registrant; (22)
                           (x)        Conformed copy of Amendment No. 9 to the Articles of Incorporation of the
                                      Registrant; (22)
                           (xi)       Conformed copy of Amendment No. 10 to the Articles of Incorporation of the
                                      Registrant; (22)
                           (xii)      Conformed copy of Amendment No. 11 to the Articles of Incorporation of the
                                      Registrant; (22)
                           (xiii)     Conformed copy of Amendment No. 12 to the Articles of Incorporation of the
                                      Registrant; (22)
                           (xiv)      Conformed copy of Amendment No. 13 to the Articles of Incorporation of the
                                      Registrant; (22)
                           (xv)       Conformed copy of Amendment No. 14 to the Articles of Incorporation of the
                                      Registrant; (22)
                           (xvi)      Conformed copy of Amendment No. 15 to the Articles of Incorporation of the
                                      Registrant; (22)
                           (xvii)     Conformed copy of Amendment No. 16 to the Articles of Incorporation of the
                                      Registrant; (23)
                           (xviii)    Conformed copy of Amendment No. 17 to the Articles of Incorporation of the
                                      Registrant; (23)
                  (b)      (i)        Copy of By-Laws of the Registrant; (1)
                           (ii)       Copy of Amendment No. 1 to the By-Laws of the Registrant; (21)
                           (iii)      Copy of Amendment No. 2 to the By-Laws of the Registrant; (21)
                           (iv)       Copy of Amendment No. 3 to the By-Laws of the Registrant; (21)
                           (v)        Copy of Amendment No. 4 to the By-Laws of the Registrant; (21)
                           (vi)       Copy of Amendment No. 5 to the By-Laws of the Registrant; (26)
                           (vii)      Copy of Amendment No. 6 to the By-Laws of the Registrant; (27)
                           (viii)     Copy of Amendment No. 7 to the By-Laws of the Registrant; (29)
                  (c)      (i)        Copy of Specimen Certificate for Shares of Beneficial Interest of the
                                      Registrant; (1)
                           (ii)       Federated Limited Term Fund-Class A Shares and Class F Shares; (18)
                           (iii)      Federated Limited Term Municipal Fund - Class A Shares and Class F Shares;
                                      (18)
                           (iv)       Federated Strategic Income Fund - Class A Shares, Class B Shares, Class C
                                      Shares and Class F Shares; (18)
                  (d)      (i)        Conformed copy of Investment Advisory Contract of the Registrant; (7)
                           (ii)       Conformed copy of Exhibit A to Investment Advisory Contract of the
                                      Registrant; (7)
                           (iii)      Conformed copy of Exhibit B to Investment Advisory Contract of the
                                      Registrant;  (7)
                           (iii)      Conformed copy of Exhibit C to Investment Advisory Contract of the
                                      Registrant; (12)
                           (iv)       Conformed copy of Exhibit D to Investment Advisory Contract of the
                                      Registrant; (9)
                           (v)        Conformed copy of Exhibit E to Investment Advisory Contract of the
                                      Registrant; (10)
                           (vi)       Conformed copy of Exhibit F to Investment Advisory Contract of the
                                      Registrant; (23)
                           (viii)     Conformed copy of Limited Power of Attorney to Investment Advisory Contract
                                      of the Registrant; (23)
                           (ix)       Conformed copy of Amendment to Investment Advisory Contract between the registrant and Federated Investment Management Company; (24)
                  (e)      (i)        Conformed copy of Distributor's Contract of the Registrant through and including Exhibits A-I; (14)
                           (ii)       Conformed copy of Exhibit J to Distributor's Contract of the Registrant; (18)
                           (iii)      Conformed copy of Distributor's Contract of the Registrant (Class B Shares);
                                      (20)
                           (iv)       Conformed copy of Exhibit K to Distributor's Contract of the Registrant; (23)
                           (v)        Conformed copy of Exhibit L to Distributor's Contract of the Registrant; (23)
                           (vi)       The Registrant hereby incorporates the conformed copy of the specimen Mutual
                                      Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan
                                      Trustee/Mutual Funds Service Agreement from Item 24(b)(6)(ii)-(iv) of the
                                      Cash Trust Series II Registration Statement on Form N-1A, filed with the
                                      Commission on July 24, 1995. (Files Nos. 33-38550 and 811-6269)
                           (vii)      Conformed copy of Amendment to Distributor's Contract between Federated funds with Class B Shares and Federated Securities Corp.; (24)
                           (viii)     Amendment to Distributor's Contract between Federated Fixed Income
                                      Securities, Inc. and Federated Securities Corp.; (27)
                  (f)                 Not applicable;
                  (g)      (i)        Conformed copy of Custodian    Agreement of the Registrant; (17)
                           (ii)       Conformed copy of Custodian Fee Schedule; (19)
                  (h)      (i)        Conformed copy of Amended and Restated Agreement for Fund Accounting
                                      Services, Administrative Services, Shareholder Transfer Agency Services and
                                      Custody Services Procurement; (21)
                           (ii)       The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative
                                      Services, Transfer Agency Services and Custody Services Procurement from Item
                                      23 (h)(v) of the Federated U.S. Government Securities:  2-5 Years
                                      Registration Statement on Form N-1A, filed with the Commission on March 30,
                                      2004. (File Nos. 2-75769 and 811-3387);
                           (iii)      The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative
                                      Services, Transfer Agency Services and Custody Services Procurement from Item
                                      23 (h)(v) of the Federated U.S. Government Securities:  2-5 Years
                                      Registration Statement on Form N-1A, filed with the Commission on March 30,
                                      2004. (File Nos. 2-75769 and 811-3387);
                           (iv)       The Registrant hereby incorporates by reference the conformed copy of the
                                      Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from
                                      Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration
                                      Statement on Form N-1A, filed with the Commission on November 29, 2004.
                                      (File Nos. 33-50773 and 811-7115);
                           (v)        Conformed copy of Principal Shareholder Servicer's Agreement (Class B
                                      Shares); (20)
                           (vi)       Conformed copy of Shareholder Services Agreement (Class B Shares); (20)
                           (vii)      The responses described in Item 22 (e)(vi) are hereby incorporated by reference.
                           (viii)     On behalf of Federated Strategic Income Fund, the Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii)
                                      of the Federated GNMA Trust Registration Statement on Form N-1A filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375);
                           (ix)       Amendment to Agreement for Fund Accounting Services, Administrative Services,
                                      Transfer Agency Services, and Custody Services Procurement between Federated
                                      Investment Companies and Federated Services Company; (24)
                           (x)        The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item (h)(vii) of the Cash Trust Series,  Inc. Registration Statement on
                                      Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
                           (xi)       The Registrant hereby incorporates the conformed copy of the Financial
                                      Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc.
                                      Registration Statement on Form N-1A, filed with the Commission on July 29,
                                      2004. (File Nos. 33-29838 and 811-5843)
                  (i)                 Conformed copy of Opinion and Consent of Counsel as to the legality of shares being registered; (15)
                  (j)                 Conformed copy of Consent of Independent Registered Public Accounting Firm;
                                      (+)
                  (k)                 Not applicable.
                  (l)                 Conformed copy of Initial Capital Understanding; (2)
                  (m)      (i)        Conformed copy of Distribution Plan including Exhibits A through E; (29)
                           (ii)       The responses described in Item 22 (e)(vi) are hereby incorporated by reference.
                           (iii)      Conformed copy of Exhibit 1 and Schedule A of the Distribution Plan for the
                                      Registrant's Class B Shares; (20)
                  (n)      (i)        The Registrant hereby incorporates the conformed copy of the Multiple Class
                                      Plan from Item (n) of the Federated GNMA Trust Registration Statement on Form
                                      N-1A, filed with the Commission on March 29, 2004. (File Nos. 2-75670 and
                                      811-3375).
                  (o)      (i)        Conformed copy of Power of Attorney of the Registrant; (25)
                           (ii)       Conformed copy of Power of Attorney of the Chief Investment Officer of the
                                      Registrant; (23)
                  (p)                 The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Money Market Obligations Trust
                                      Registration Statement on Form N-1A filed with the Commission on February 26,
                                      2004. (File Nos. 33-31602 and 811-5950).
  ______________________________

   + All exhibits are being electronically filed.

1.       Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed
         October 23, 1991.  (File Nos. 33-43472 and 811-6447)
2.       Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed
         December 19, 1991.  (File Nos. 33-43472 and 811-6447)
7.       Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed
         October 21, 1993.  (File Nos. 33- 43472 and 811-6447)
9.       Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed
         December 14, 1993.  (File Nos. 33- 43472 and 811-6447)
10.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed
         April 4, 1994.  (File Nos. 33- 43472 and 811-6447)
12.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed
         July 26, 1994.  (File Nos. 33-43472 and 811-6447)
14.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed
         September 21, 1994.  File Nos. 33-43472 and 811-6447)
15.      Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 15 on Form N-1A filed
         January 27, 1995.  (File Nos. 33-43472 and 811-6447)
17.      Response is incorporated by reference to Registrant's Post- Effective Amendment No. 18 on Form N-1A filed
         January 26, 1996.  (File Nos. 33- 43472 and 811-6447)
18.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed
         January 28, 1997.  (File Nos. 33-43472 and 811-6447)
19.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed
         November 25, 1997.  (File Nos. 33- 43472 and 811-6447)
20.      Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 22 on Form N-1A filed
         January 28, 1998.  (File Nos. 33-43472 and 811-6447)
21.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed
         December 1, 1998.  (File Nos. 33-43472 and 811-6447)
22.      Response is incorporated by reference to Registrant's Post Effective Amendment No. 25 on Form N-1A filed
         January 28, 2000.  (File Nos. 33-43472 and 811-6447)
23.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed
         January 31, 2001.  (File Nos. 33-43472 and 811-6447)
24.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed
         November 26, 2001.  (File Nos. 33-43472 and 811-6447)
25.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed
         November 25, 2002.  (File Nos. 33-43472 and 811-6447)
26.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed January
         29, 2003.  (File Nos. 33-43472 and 811-6447)
27.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed November
         26, 2003. (File Nos. 33-43472 and 811-6447)
28.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed January 2,
         2004. (File Nos.  33-43472 and 811-6447)
29.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed November
         18, 2004. (File Nos. 33-43472 and 811-6447)

Item 23.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 24. Indemnification: (2)

Item 25.          Business and Other Connections of Investment Adviser:

                  For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers
                  of the investment adviser are included in Part B of this Registration Statement under "Who Manages and
                  Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.),
                  1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson &
                  Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305,
                  Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                                           Keith M. Schappert

Vice Chairman:    William D. Dawson, III

Senior Vice Presidents:                                                Joseph M. Balestrino
                                                                       Jonathan C. Conley
                                                                       Deborah A. Cunningham
                                                                       Mark E. Durbiano
                                                                       Robert M. Kowit
                                                                       Jeffrey A. Kozemchak
                                                                       Susan M. Nason
                                                                       Mary Jo Ochson
                                                                       Robert J. Ostrowski
                                                                       Richard Tito

Vice Presidents:  Todd A. Abraham
                                                                       J. Scott Albrecht
                                                                       Randall S. Bauer
                                                                       Nancy J.Belz
                                                                       G. Andrew Bonnewell
                                                                       Lee R. Cunningham, II
                                                                       B. Anthony Delserone,Jr.     Donald T. Ellenberger
                                                                       Eamonn G. Folan
                                                                       John T. Gentry
                                                                       Patricia L. Heagy
                                                                       Susan R. Hill
                                                                       William R. Jamison
                                                                       Nathan H. Kehm
                                                                       John C. Kerber
                                                                       J. Andrew Kirschler
                                                                       Marian R. Marinack
                                                                       Kevin McCloskey
                                                                       Natalie F. Metz
                                                                       Thomas J. Mitchell
                                                                       Joseph M. Natoli
                                                                       Mary Kay Pavuk
                                                                       Jeffrey A. Petro
                                                                       Ihab L. Salib
                                                                       Roberto Sanchez-Dahl, Sr.
                                                                       John Sidawi
                                                                       Michael W. Sirianni, Jr.
                                                                       Christopher Smith
                                                                       Timothy G. Trebilcock
                                                                       Paolo H. Valle
                                                                       Stephen J. Wagner
                                                                       Paige M. Wilhelm
                                                                       George B. Wright

Assistant Vice Presidents:                                             Lori Andrews
                                                                       Hanan Callas
                                                                       Jerome Conner
                                                                       James R. Crea, Jr.
                                                                       Karol M. Crummie
                                                                       Richard Cumberledge
                                                                       Richard J. Gallo
                                                                       Kathyrn P. Glass
                                                                       James Grant
                                                                       Tracey L. Lusk
                                                                       Ann Manley
                                                                       Karl Mocharko
                                                                       Bob Nolte
                                                                       Rae Ann Rice
                                                                       Brian Ruffner
                                                                       Kyle D. Stewart
                                                                       Mary Ellen Tesla
                                                                       Nichlas S. Tripodes
                                                                       Mark Weiss

Secretary:                                                             G. Andrew Bonnewell

Treasurer:                                                             Thomas R. Donahue

Assistant Secretary:                                                   Jay S. Neuman

Assistant Treasurer:                                                   Denis McAuley, III

                  The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001
                  Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 26.          Principal Underwriters:

                  (a)      Federated  Securities  Corp.  the  Distributor  for  shares  of the  Registrant,  acts  as principal  underwriter  for the following  open-end  investment  companies,  including the
                           Registrant:

                           Cash Trust Series,  Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund;
                           Federated  American  Leaders Fund,  Inc.;  Federated Core Trust;  Federated Core Trust II,
                           L.P.;  Federated Equity Funds;  Federated Equity Income Fund, Inc.; Federated Fixed Income
                           Securities,  Inc.;  Federated GNMA Trust;  Federated  Government Income Securities,  Inc.;
                           Federated  High  Income Bond Fund,  Inc.;  Federated  High Yield  Municipal  Income  Fund;
                           Federated High Yield Trust;  Federated Income  Securities  Trust;  Federated Income Trust;
                           Federated  Index  Trust;  Federated   Institutional  Trust;  Federated  Insurance  Series;
                           Federated  International  Series, Inc.; Federated Investment Series Funds, Inc.; Federated
                           Limited  Duration  Government  Fund,  Inc.;   Federated  Managed  Allocation   Portfolios;
                           Federated Municipal High Yield Advantage Fund, Inc.;  Federated Municipal Securities Fund,
                           Inc.;  Federated  Municipal  Securities  Income  Trust;   Federated  Premier  Intermediate
                           Municipal  Income Fund;  Federated  Premier  Municipal Income Fund;  Federated  Short-Term
                           Municipal  Trust;  Federated Stock and Bond Fund, Inc.;  Federated Stock Trust;  Federated
                           Total Return  Government Bond Fund;  Federated Total Return Series,  Inc.;  Federated U.S.
                           Government Bond Fund;  Federated U.S.  Government  Securities  Fund: 1-3 Years;  Federated
                           U.S.  Government  Securities  Fund: 2-5 Years;  Federated World Investment  Series,  Inc.;
                           Intermediate  Municipal Trust;  Edward Jones Money Market Fund;  Money Market  Obligations
                           Trust; Regions Morgan Keegan Select Funds and SouthTrust Funds.

             (b)

              (1)                                    (2)                                     (3)
Positions and Offices                                                           Positions and Offices
  With Distributor                                  Name                            With Registrant
_____________________                      _________________                    ______________________

Chairman:                                  Richard B. Fisher                    Vice Chairman

President-Institutional
Sales and Director:                        John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                              James F. Getz

Vice President, Assistant
Secretary and Director:                    Peter J. Germain

Treasurer and Director:                    Denis McAuley III

Senior Vice Presidents:                    Mark W. Bloss
                                           Richard W. Boyd
                                           Laura M. Deger
                                           Peter W. Eisenbrandt
                                           Theodore Fadool, Jr.
                                           Christopher Fives
                                           James S. Hamilton
                                           James M. Heaton
                                           H. Joseph Kennedy
                                           Amy Michaliszyn
                                           Keith Nixon
                                           Solon A. Person, IV
                                           Ronald M. Petnuch
                                           Thomas E. Territ
                                           Robert F. Tousignant
                                           Paul Uhlman

Vice Presidents:                           Irving Anderson
                                           Dan Berry
                                           John B. Bohnet
                                           Edward R. Bozek
                                           Jane E. Broeren-Lambesis
                                           Brian Burke
                                           Craig Burness
                                           David J. Callahan
                                           Mark Carroll
                                           Dan Casey
                                           Scott Charlton
                                           Steven R. Cohen
                                           Mary J. Combs
                                           James Conely
                                           R. Edmond Connell, Jr.
                                           Kevin J. Crenny
                                           G. Michael Cullen
                                           Beth C. Dell
                                           Robert J. Deuberry
                                           Ron Dorman
                                           William C. Doyle
                                           Donald C. Edwards
                                           Lee England
                                           Timothy Franklin
                                           Jamie Getz
                                           Joseph D. Gibbons
                                           J. Todd Glickson
                                           G. Tad Gullickson
                                           Scott Gundersen
                                           Dayna C. Haferkamp
                                           Raymond J. Hanley
                                           Vincent L. Harper, Jr.
                                           Bruce E. Hastings
                                           Teresa M. Johnson
                                           Christopher L. Johnston
                                           William Kastrol
                                           Stephen Kittel
                                           Michael W. Koenig
                                           Ed Koontz
                                           Theodore J. Kravits, Jr.
                                           Christopher A. Layton
                                           Michael H. Liss
                                           Michael R. Manning
                                           Martin J. McCaffrey
                                           Mary A. McCaffrey
                                           Richard C. Mihm
                                           Chris Milliken
                                           Vincent T. Morrow
                                           Alec H. Neilly
                                           Rebecca Nelson
                                           James E. Ostrowski
                                           Thomas A. Peter III
                                           Raleigh Peters
                                           Robert F. Phillips
                                           Josh Rasmussen
                                           Richard A. Recker
                                           Christopher Renwick
                                           Diane M. Robinson
                                           Brian S. Ronayne
                                           Timothy A. Rosewicz
                                           Thomas S. Schinabeck
                                           Edward J. Segura
                                           Peter Siconolfi
                                           Edward L. Smith
                                           John A. Staley
                                           Colin B. Starks
                                           Jeffrey A. Stewart
                                           Kevin Stutz
                                           William C. Tustin
                                           G. Walter Whalen
                                           Stephen White
                                           Patrick M. Wiethorn
                                           Edward J. Wojnarowski
                                           Michael P. Wolff

Assistant Vice Presidents:                 Lisa A. Toma
                                           Robert W. Bauman
                                           Charles L. Davis, Jr.
                                           Brian F. Palusa
                                           William Rose

Secretary:                                 Stephen A. Keen

Assistant Secretary:                       Thomas R. Donahue
                                           Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001
Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

              (c) Not applicable

Item 27.       Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and
Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                                Reed Smith LLP
                                                          Investment Management Group (IMG)
                                                          Federated Investors Tower
                                                          12th Floor
                                                          1001 Liberty Avenue
                                                          Pittsburgh, PA  15222-3779

                                                          (Notices should be sent to the Agent for Services at
                                                          above address)

                                                          Federated Investors Funds
                                                          5800 Corporate Drive
                                                          Pittsburgh, PA  15237-7000

State Street Bank and                                     P.O. Box 8600
Trust Company                                             Boston, MA  02266-8600
("Custodian, Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company                                Federated Investors Tower
("Administrator")                                         1001 Liberty Avenue
                                                          Pittsburgh, PA  15222-3779

Federated Investment                                      Federated Investors Tower
Management Company                                        1001 Liberty Avenue
("Adviser")                                               Pittsburgh, PA  15222-3779

Item 28.          Management Services:      Not applicable.

Item 29.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                                     SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant, FEDERATED FIXED INCOME SECURITIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of
1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of
January 2005.

                                      FEDERATED FIXED INCOME SECURITIES, INC.

                           BY: /s/ Andrew P. Cross
                           Andrew P. Cross, Assistant Secretary
                           January 28, 2005

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

               NAME                                        TITLE                                DATE

By:   /s/Andrew P. Cross                          Attorney In Fact                      January 28, 2005
      Andrew P. Cross                             For the Persons
      ASSISTANT SECRETARY                         Listed Below

      NAME                                           TITLE

John F. Donahue*                                  Chairman and Director

Richard B. Fisher*                                Vice Chairman

J. Christopher Donahue*                           President and Director
                                                  (Principal Executive Officer)

John W. McGonigle*                                Executive Vice President and  Secretary

Richard J. Thomas*                                Treasurer
                                                  (Principal Financial Officer)

Thomas G. Bigley*                                 Director

John T. Conroy, Jr.*                              Director

Nicholas P. Constantakis*                         Director

John F. Cunningham*                               Director

Lawrence D. Ellis, M.D.*                          Director

Peter E. Madden*                                  Director

Charles F. Mansfield, Jr.*                        Director

John E. Murray, Jr.*                              Director

Marjorie P. Smuts*                                Director

John S. Walsh*                                    Director
* By Power of Attorney